UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

August 31, 2014

MFS® DIVERSIFIED INCOME FUND

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to gain strength. Manufacturing output, construction activity and consumer confidence are all at multi-year highs, auto sales are robust, and

U.S. labor market reports show broad progress. Even a slowdown in the pace of rising house prices is seen as making the market more sustainable. Economists have a favorable outlook, and broad stock indices reflect that.

However, challenges dominate the rest of the global economy. China is struggling to boost its industrial output and Japan’s economic turnaround appears to have hit a setback after its sales tax increase in April. The eurozone economy is being held back by persistently high unemployment and dangerously low inflation, leading the European Central Bank to take more aggressive stimulus action. With robust corporate earnings, the market’s greatest concerns relate to conflicts in the Middle East and Ukraine. In addition, speculation continues on when the U.S. Federal Reserve will begin tightening its monetary policy now that the U.S. economy has regained some traction.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

October 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	2.5%
AvalonBay Communities, Inc., REIT	1.3%
Public Storage, Inc., REIT	1.3%
U.S. Treasury Notes, 0.375%, 2/15/16	1.3%
Vornado Realty Trust, REIT	1.3%
U.S. Treasury Notes, 0.875%, 12/31/16	1.3%
U.S. Treasury Notes, 2.125%, 5/31/15	1.2%
Fannie Mae, 4%, 30 Years	1.1%
Weyerhaeuser Co., REIT	1.0%
Boston Properties, Inc., REIT	1.0%

Equity sectors (i)
Financial Services	25.8%
Health Care	3.2%
Energy	3.0%
Utilities & Communications	2.8%
Technology	1.8%
Industrial Goods & Services	1.3%
Consumer Staples	1.2%
Retailing	0.8%
Leisure	0.8%
Autos & Housing	0.7%
Basic Materials	0.6%
Transportation	0.2%
Special Products & Services (o)	(0.0)%

Fixed income sectors (i)
High Yield Corporates	22.9%
Emerging Markets Bonds	13.0%
U.S. Treasury Securities	7.5%
Mortgage-Backed Securities	7.2%
Floating Rate Loans	1.1%
Non-U.S. Government Bonds	1.0%
U.S. Government Agencies	1.0%
Investment Grade Corporates	0.6%
Commercial Mortgage-Backed Securities	0.4%
Municipal Bonds (o)	0.0%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	0.1%
AA	0.2%
A	1.4%
BBB	7.8%
BB	12.3%
B	13.5%
CCC	3.3%
C (o)	0.0%
U.S. Government	7.7%
Federal Agencies	8.2%
Not Rated	0.2%
Non-Fixed Income	42.2%
Cash & Other	3.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 8/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2014 through August 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/14	Ending Account Value 8/31/14	Expenses Paid During Period (p) 3/01/14-8/31/14
A	Actual	1.02%	$1,000.00	$1,059.81	$5.30
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
C	Actual	1.77%	$1,000.00	$1,055.92	$9.17
	Hypothetical (h)	1.77%	$1,000.00	$1,016.28	$9.00
I	Actual	0.77%	$1,000.00	$1,061.12	$4.00
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
R1	Actual	1.77%	$1,000.00	$1,055.09	$9.17
	Hypothetical (h)	1.77%	$1,000.00	$1,016.28	$9.00
R2	Actual	1.27%	$1,000.00	$1,058.54	$6.59
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
R3	Actual	1.02%	$1,000.00	$1,059.81	$5.30
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R4	Actual	0.77%	$1,000.00	$1,061.12	$4.00
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
R5	Actual	0.69%	$1,000.00	$1,061.56	$3.59
	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 30.0%
Issuer	Shares/Par	Value ($)

Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,223,466
Financing Corp., 10.35%, 8/03/18	715,000	953,879
Financing Corp., STRIPS, 0%, 11/30/17	860,000	822,253

		$2,999,598
Asset-Backed & Securitized - 0.4%
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	$198,555	$23,390
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	100,000	107,819
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	199,556	214,193
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	765,325	836,189
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	852,108	901,365
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	809,025	883,404
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	1,184,738	1,303,566
Goldman Sachs Mortgage Securities Corp., FRN, 5.991%, 8/10/45	1,279,921	1,404,337
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51	10,595	10,620
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.985%, 6/15/49	1,437,604	1,563,230
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	945,000	1,000,385

		$8,248,498
Automotive - 0.0%
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	$367,000	$380,029

Broadcasting - 0.2%
Myriad International Holdings B.V., 6%, 7/18/20 (n)	$3,692,000	$4,043,478

Building - 0.3%
Cementos Pacasmayo S.A.A., 4.5%, 2/08/23	$1,214,000	$1,156,335
CEMEX Espana S.A., 9.25%, 5/12/20	1,545,000	1,676,325
CEMEX Finance LLC, 9.375%, 10/12/22	1,060,000	1,250,800
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,164,000	1,278,945
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	921,000	907,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)	$1,706,000	$1,880,865

		$8,150,455
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$1,326,000	$1,365,885
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	2,950,000	3,012,549

		$4,378,434
Cable TV - 0.2%
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)	$1,499,000	$1,554,463
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,813,168

		$4,367,631
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	$1,594,000	$1,749,699

Conglomerates - 0.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$550,000	$594,000
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	1,764,000	1,609,650

		$2,203,650
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	$1,409,000	$1,482,973
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	2,044,000	2,120,650

		$3,603,623
Emerging Market Quasi-Sovereign - 3.2%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 12/13/21 (n)	$955,000	$1,126,900
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	1,705,000	1,751,887
Banco do Brasil S.A., 6.25% to 1/31/13, FRN to 10/29/49 (n)	3,705,000	2,973,262
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	2,497,000	2,648,068
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)	536,000	546,720
Caixa Economica Federal, 4.25%, 5/13/19 (n)	509,000	515,973
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,150,847
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,387,716
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	540,000	578,560
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,526,732
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	372,000	399,900
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,737,367
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,216,565
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	259,000	264,568
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,494,000	4,235,595
Ecopetrol S.A., 7.375%, 9/18/43	2,767,000	3,534,842
Ecopetrol S.A., 5.875%, 5/28/45	589,000	635,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)	$345,000	$362,250
Gaz Capital S.A., 4.95%, 2/06/28 (n)	3,446,000	2,964,249
Instituto Costarricense, 6.375%, 5/15/43 (n)	1,007,000	901,174
JSC Georgian Railway, 7.75%, 7/11/22 (n)	1,203,000	1,327,511
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	5,564,000	5,412,103
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	3,063,430
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	5,347,652
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)	1,290,000	1,383,525
Majapahit Holding B.V., 7.875%, 6/29/37	2,000,000	2,427,500
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	838,000	900,850
Oleoducto Central S.A., 4%, 5/07/21 (n)	267,000	270,204
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,446,000	1,782,195
Pertamina PT, 4.875%, 5/03/22 (n)	2,381,000	2,440,525
Pertamina PT, 4.3%, 5/20/23 (n)	2,705,000	2,652,253
Pertamina PT, 6.45%, 5/30/44 (n)	503,000	535,695
Petroleos Mexicanos, 4.875%, 1/18/24	584,000	635,392
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	694,000	755,072
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	746,000	803,815
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	745,000	769,213
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	3,060,000	2,931,948
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	2,765,000	2,667,990
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	367,000	385,796
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	926,000	909,312
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	2,725,000	2,925,833

		$74,786,202
Emerging Market Sovereign - 3.7%
Dominican Republic, 7.5%, 5/06/21 (n)	$1,270,000	$1,463,675
Dominican Republic, 6.6%, 1/28/24 (n)	447,000	489,465
Dominican Republic, 5.875%, 4/18/24 (n)	1,706,000	1,812,625
Dominican Republic, 8.625%, 4/20/27	2,335,000	2,947,938
Dominican Republic, 7.45%, 4/30/44 (n)	860,000	952,450
Gabonese Republic, 6.375%, 12/12/24 (n)	641,000	700,293
Government of Jamaica, 7.625%, 7/09/25	555,000	591,075
Oriental Republic of Uruguay, 4.5%, 8/14/24	976,000	1,056,471
Republic of Argentina, 7%, 10/03/15	3,301,000	3,019,223
Republic of Argentina, 7%, 4/17/17	2,289,000	1,913,286
Republic of Azerbaijan, 4.75%, 3/18/24 (n)	693,000	712,924
Republic of Colombia, 6.125%, 1/18/41	562,000	694,070
Republic of Colombia, 5.625%, 2/26/44	552,000	640,320
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)	267,000	262,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Croatia, 5.5%, 4/04/23 (n)	$3,210,000	$3,350,277
Republic of Croatia, 6%, 1/26/24 (n)	2,652,000	2,850,900
Republic of Ecuador, 7.95%, 6/20/24 (n)	878,000	970,190
Republic of Guatemala, 4.875%, 2/13/28 (n)	2,255,000	2,300,100
Republic of Hungary, 6.25%, 1/29/20	2,470,000	2,791,100
Republic of Hungary, 6.375%, 3/29/21	2,502,000	2,852,280
Republic of Hungary, 5.375%, 2/21/23	2,930,000	3,142,425
Republic of Hungary, 5.75%, 11/22/23	810,000	891,000
Republic of Hungary, 5.375%, 3/25/24	654,000	704,685
Republic of Indonesia, 6.875%, 1/17/18	1,100,000	1,254,000
Republic of Indonesia, 4.875%, 5/05/21 (n)	2,623,000	2,803,331
Republic of Indonesia, 5.375%, 10/17/23 (n)	3,600,000	3,946,500
Republic of Indonesia, 5.875%, 1/15/24 (n)	527,000	600,121
Republic of Indonesia, 6.75%, 1/15/44 (n)	1,060,000	1,297,175
Republic of Kenya, 6.875%, 6/24/24 (n)	222,000	239,760
Republic of Lithuania, 6.625%, 2/01/22 (n)	1,794,000	2,181,953
Republic of Paraguay, 4.625%, 1/25/23 (n)	2,559,000	2,654,963
Republic of Paraguay, 6.1%, 8/11/44 (z)	329,000	352,030
Republic of Peru, 7.35%, 7/21/25	787,000	1,058,515
Republic of Philippines, 5.5%, 3/30/26	1,293,000	1,517,659
Republic of Philippines, 6.375%, 10/23/34	1,396,000	1,814,800
Republic of Romania, 4.375%, 8/22/23 (n)	796,000	830,825
Republic of Romania, 4.875%, 1/22/24 (n)	768,000	821,760
Republic of Serbia, 4.875%, 2/25/20 (n)	587,000	597,273
Republic of Slovakia, 4.375%, 5/21/22 (n)	4,190,000	4,509,823
Republic of Slovenia, 5.25%, 2/18/24 (n)	621,000	673,785
Republic of Turkey, 5.625%, 3/30/21	1,594,000	1,752,284
Republic of Turkey, 6.25%, 9/26/22	2,021,000	2,303,940
Republic of Turkey, 7.375%, 2/05/25	1,983,000	2,466,852
Republic of Turkey, 6.625%, 2/17/45	630,000	750,645
Republic of Venezuela, 9.25%, 9/15/27	1,015,000	799,313
Republic of Venezuela, 7%, 3/31/38	2,450,000	1,522,675
Republic of Vietnam, 6.875%, 1/15/16	497,000	529,057
Russian Federation, 4.5%, 4/04/22 (n)	1,800,000	1,757,700
Russian Federation, 5.625%, 4/04/42 (n)	1,200,000	1,170,120
Russian Federation, 5.875%, 9/16/43 (n)	4,000,000	4,000,800
United Mexican States, 3.625%, 3/15/22	3,416,000	3,556,056
United Mexican States, 4%, 10/02/23	1,672,000	1,772,320

		$86,645,802
Energy - Independent - 0.2%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$209,000
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)	2,495,000	2,594,551

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Tullow Oil PLC, 6.25%, 4/15/22 (n)	$1,385,000	$1,385,000

		$4,188,551
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/21	$3,013,000	$3,284,170
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	3,560,000	3,200,440
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	2,923,000	3,244,530
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	705,000	712,050

		$10,441,190
Food & Beverages - 0.4%
BRF S.A., 4.75%, 5/22/24 (n)	$1,008,000	$1,018,080
Corporacion Lindley S.A., 6.75%, 11/23/21	1,331,000	1,457,445
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	630,000	689,850
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	2,059,000	1,992,082
Cosan Luxembourg S.A., 5%, 3/14/23 (n)	2,579,000	2,488,735
Embotelladora Andina S.A., 5%, 10/01/23 (n)	868,000	926,111
JBS Investments GmbH, 7.75%, 10/28/20 (n)	606,000	654,480
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)	452,000	479,120

		$9,705,903
International Market Quasi-Sovereign - 0.6%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)	$6,440,000	$6,866,650
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	5,888,000	6,775,793

		$13,642,443
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 6/16/16 (n)	$1,933,000	$2,018,139
Republic of Iceland, 5.875%, 5/11/22 (n)	4,811,000	5,474,942

		$7,493,081
Internet - 0.1%
Baidu, Inc., 3.25%, 8/06/18	$2,884,000	$2,986,904

Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$1,115,000	$1,457,450
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	15,000	19,287
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	60,000	76,361

		$1,553,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)	$2,681,000	$2,681,000

Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	$1,801,000	$1,864,896

Metals & Mining - 0.1%
Vale Overseas Ltd., 5.625%, 9/15/19	$1,134,000	$1,280,694

Mortgage-Backed - 7.2%
Fannie Mae, 2.62%, 5/01/23	$293,467	$292,551
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	321,964	337,553
Fannie Mae, 4.86%, 1/01/15	141,104	141,185
Fannie Mae, 4.96%, 1/01/15	69,620	69,561
Fannie Mae, 4.85%, 2/01/15	163,990	164,307
Fannie Mae, 5.5%, 2/01/15 - 4/01/40	7,885,988	8,771,781
Fannie Mae, 4.56%, 3/01/15	67,120	68,105
Fannie Mae, 4.877%, 4/01/15	140,566	142,081
Fannie Mae, 4.815%, 6/01/15	103,098	104,714
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	151,283	165,206
Fannie Mae, 4.7%, 8/01/15	78,005	79,961
Fannie Mae, 4.78%, 8/01/15	75,245	76,865
Fannie Mae, 4.81%, 8/01/15	169,816	173,486
Fannie Mae, 4.856%, 8/01/15	59,351	60,608
Fannie Mae, 5.138%, 8/01/15	73,239	75,311
Fannie Mae, 5.275%, 11/01/15	117,353	119,598
Fannie Mae, 5.447%, 11/01/15	395,181	409,093
Fannie Mae, 5.09%, 2/01/16	60,827	63,776
Fannie Mae, 5.133%, 2/01/16	222,917	233,279
Fannie Mae, 5.432%, 2/01/16	100,472	105,669
Fannie Mae, 5.273%, 4/01/16	299,439	315,809
Fannie Mae, 5.845%, 6/01/16	19,420	20,173
Fannie Mae, 5.732%, 7/01/16	204,994	220,467
Fannie Mae, 5.93%, 9/01/16	104,684	111,117
Fannie Mae, 5.395%, 12/01/16	100,731	108,993
Fannie Mae, 5.45%, 12/01/16	110,000	119,730
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	116,909	126,003
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	250,640	286,261
Fannie Mae, 1.114%, 2/25/17	1,194,727	1,196,996
Fannie Mae, 5.508%, 4/01/17	60,813	65,246
Fannie Mae, 1.9%, 6/01/17	191,493	193,754
Fannie Mae, 5.478%, 6/01/17	191,445	208,186
Fannie Mae, 2.71%, 11/01/17	54,940	57,219
Fannie Mae, 3.306%, 12/01/17	472,024	496,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6%, 12/01/17 - 6/01/38	$1,153,327	$1,294,273
Fannie Mae, 5.205%, 1/01/18	149,871	158,278
Fannie Mae, 3.8%, 2/01/18	202,444	216,825
Fannie Mae, 3.91%, 2/01/18	137,998	147,427
Fannie Mae, 4%, 3/01/18 - 2/01/41	3,708,328	3,936,221
Fannie Mae, 4.19%, 3/01/18	105,223	113,303
Fannie Mae, 3.99%, 4/01/18	150,000	161,390
Fannie Mae, 5.341%, 6/01/18	364,580	409,557
Fannie Mae, 3.849%, 7/01/18	287,681	308,327
Fannie Mae, 5%, 9/01/18 - 10/01/44	8,826,023	9,707,864
Fannie Mae, 2.578%, 9/25/18	1,415,000	1,460,320
Fannie Mae, 5.51%, 3/01/19	112,177	127,251
Fannie Mae, 5.08%, 4/01/19	23,204	25,159
Fannie Mae, 4.5%, 6/01/19 - 5/01/41	5,719,711	6,174,093
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	69,972	78,362
Fannie Mae, 4.864%, 8/01/19	92,158	103,366
Fannie Mae, 4.67%, 9/01/19	28,000	31,169
Fannie Mae, 4.45%, 10/01/19	88,140	97,408
Fannie Mae, 4.14%, 8/01/20	41,554	45,602
Fannie Mae, 3.87%, 9/01/20	68,561	74,396
Fannie Mae, 5.19%, 9/01/20	102,406	111,506
Fannie Mae, 2.41%, 5/01/23	246,725	242,240
Fannie Mae, 2.55%, 5/01/23	213,306	211,574
Fannie Mae, 4.5%, 5/01/25	46,433	49,565
Fannie Mae, 3%, 3/01/27 - 4/01/27	1,154,060	1,199,280
Fannie Mae, 3.5%, 1/01/42 - 6/01/43	4,823,341	4,972,830
Fannie Mae, 3.5%, 4/01/43	1,219,986	1,257,586
Fannie Mae, TBA, 3%, 10/01/29	5,400,000	5,585,456
Fannie Mae, TBA, 4%, 10/01/44 - 11/01/44	21,333,000	22,530,125
Freddie Mac, 3.034%, 10/25/20	505,000	528,428
Freddie Mac, 1.655%, 11/25/16	1,277,929	1,296,612
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,558,540	1,763,744
Freddie Mac, 1.426%, 8/25/17	1,656,000	1,665,967
Freddie Mac, 5%, 10/01/17 - 6/01/40	739,175	801,050
Freddie Mac, 3.882%, 11/25/17	555,000	596,190
Freddie Mac, 3.154%, 2/25/18	514,000	541,948
Freddie Mac, 2.699%, 5/25/18	1,300,000	1,351,362
Freddie Mac, 2.412%, 8/25/18	2,578,000	2,649,733
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,548,735
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,804,873
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,772,677
Freddie Mac, 2.086%, 3/25/19	1,175,000	1,186,879
Freddie Mac, 5.085%, 3/25/19	1,410,000	1,596,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.883%, 5/25/19	$1,000,000	$1,000,412
Freddie Mac, 4.186%, 8/25/19	1,484,668	1,628,702
Freddie Mac, 4.251%, 1/25/20	230,000	253,661
Freddie Mac, 4.224%, 3/25/20	99,963	110,241
Freddie Mac, 2.757%, 5/25/20	198,300	205,620
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	866,731	908,575
Freddie Mac, 2.856%, 1/25/21	1,344,000	1,388,778
Freddie Mac, 2.682%, 10/25/22	400,000	400,910
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,769,506
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,092,032
Freddie Mac, 3.06%, 7/25/23	330,000	338,166
Freddie Mac, 3.458%, 8/25/23	675,000	711,761
Freddie Mac, 4.5%, 9/01/24 - 4/01/44	11,893,971	12,871,384
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	2,299,046	2,574,300
Freddie Mac, 4%, 7/01/25 - 11/01/43	1,384,647	1,467,450
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	8,413,017	8,537,267
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	72,241	81,386
Freddie Mac, 3.5%, 12/01/41 - 7/01/43	7,108,391	7,315,375
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,857,867	4,860,750
Ginnie Mae, 3%, 2/15/43	318,779	324,432
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	752,365	843,707
Ginnie Mae, 4.5%, 7/20/33 - 10/20/43	8,148,261	8,885,490
Ginnie Mae, 4%, 10/15/39 - 4/20/41	654,682	699,502
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	7,213,587	7,514,775
Ginnie Mae, 3%, 7/20/43	1,873,745	1,904,151
Ginnie Mae, 5.612%, 4/20/58	115,285	118,735
Ginnie Mae, 6.357%, 4/20/58	82,080	85,882
Ginnie Mae, TBA, 4%, 10/01/44	7,000,000	7,443,243

		$170,452,387
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$1,125,000	$1,151,674

Network & Telecom - 0.5%
Columbus International, Inc., 7.375%, 3/30/21 (n)	$371,000	$403,926
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	1,557,000	1,615,275
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	9,197,000	9,333,143
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	1,333,000	1,432,975

		$12,785,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,434,356	$4,766,932
Odebrecht Oil & Finance Co., 7.00% to 6/17/24, FRN to 12/29/49 (n)	443,000	454,075
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	2,447,000	2,520,410

		$7,741,417
Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,953,200
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	1,797,000	1,788,015
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	1,528,000	1,508,442
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,334,575
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,991,250
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	2,031,168
BBVA Continental, 5.75%, 1/18/17 (n)	500,000	542,600
Industrial Senior Trust, 5.5%, 11/01/22 (n)	2,082,000	2,061,180

		$14,210,430
Real Estate - Retail - 0.0%
InRetail Shopping Malls Co., 6.5%, 7/09/21 (n)	$159,000	$165,360

Retailers - 0.0%
Cencosud S.A., 4.875%, 1/20/23 (n)	$500,000	$501,250

Supranational - 0.1%
Eurasian Development Bank, 4.767%, 9/20/22 (n)	$1,352,000	$1,318,200
Inter-American Development Bank, 4.375%, 1/24/44	511,000	582,627

		$1,900,827
Telecommunications - Wireless - 0.8%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$2,769,000	$2,914,372
Altice Finco S.A., 8.125%, 1/15/24 (n)	1,416,000	1,539,900
America Movil S.A.B. de C.V., 5%, 3/30/20	877,000	970,506
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)	1,500,000	1,610,580
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	3,184,500
Digicel Group Ltd., 6%, 4/15/21 (n)	2,253,000	2,320,590
Digicel Group Ltd., 7.125%, 4/01/22 (n)	881,000	914,037
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	600,000	598,500
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	1,182,000	1,288,380
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,537,100

		$17,878,465
Telephone Services - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,014,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.1%
Far East Capital Ltd. S.A., 8%, 5/02/18	$1,300,000	$945,750
Far Eastern Shipping Co., 8%, 5/02/18 (n)	1,127,000	819,893
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)	850,000	586,500

		$2,352,143
Transportation - Services - 0.0%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$583,000	$609,235

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 9/15/15	$170,000	$177,071
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,530,344
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,924,480
Government of Ukraine, 1.844%, 5/16/19	1,290,000	1,289,355
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	987,000	987,000
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,125,808
Private Export Funding Corp., 1.875%, 7/15/18	850,000	865,012
Small Business Administration, 6.34%, 5/01/21	70,462	76,300
Small Business Administration, 6.07%, 3/01/22	67,519	73,063
Small Business Administration, 5.16%, 2/01/28	162,554	179,394
Small Business Administration, 2.21%, 2/01/33	386,503	373,833
Small Business Administration, 2.22%, 3/01/33	752,853	728,310
Small Business Administration, 3.15%, 7/01/33	812,424	833,182
Small Business Administration, 3.16%, 8/01/33	932,741	955,293
Small Business Administration, 3.62%, 9/01/33	785,425	832,336
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	868,189
Tunisian Republic, 2.452%, 7/24/21	728,000	732,514

		$19,551,484
U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$53,055
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	150,851
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,887,394
U.S. Treasury Bonds, 4.5%, 2/15/36	231,000	291,240
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	429,094
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,550,466
U.S. Treasury Bonds, 3.125%, 2/15/43	5,123,900	5,171,937
U.S. Treasury Bonds, 2.875%, 5/15/43	5,255,800	5,044,748
U.S. Treasury Notes, 4%, 2/15/15	1,397,000	1,421,720
U.S. Treasury Notes, 2.125%, 5/31/15	28,031,000	28,454,745
U.S. Treasury Notes, 0.375%, 2/15/16	30,815,700	30,851,816
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,903,359
U.S. Treasury Notes, 0.875%, 12/31/16	29,991,000	30,126,889
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,837,547
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,104,283

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.125%, 5/15/19	$1,116,000	$1,193,772
U.S. Treasury Notes, 1%, 6/30/19	11,566,000	11,229,869
U.S. Treasury Notes, 2.625%, 8/15/20	2,260,000	2,356,755
U.S. Treasury Notes, 2%, 11/30/20	1,761,000	1,768,153
U.S. Treasury Notes, 3.125%, 5/15/21	19,451,000	20,855,129
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,841,635
U.S. Treasury Notes, 2.5%, 8/15/23	7,758,000	7,905,278
U.S. Treasury Notes, 2.75%, 2/15/24	3,609,000	3,743,211

		$181,172,946
Utilities - Electric Power - 0.3%
Colbun S.A., 4.5%, 7/10/24 (n)	$728,000	$723,500
E-CL S.A., 5.625%, 1/15/21	2,177,000	2,383,815
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	521,000	528,887
Greenko Dutch B.V., 8%, 8/01/19 (n)	1,309,000	1,300,819
Transelec S.A., 4.625%, 7/26/23 (n)	1,507,000	1,567,179
Transelec S.A., 4.25%, 1/14/25 (n)	1,240,000	1,245,922

		$7,750,122
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$2,928,684
Total Bonds (Identified Cost, $690,989,470)		$705,561,227

Common Stocks - 42.7%
Aerospace - 0.5%
Exelis, Inc.	179,152	$3,079,623
Lockheed Martin Corp.	26,891	4,679,034
Northrop Grumman Corp.	27,916	3,551,474

		$11,310,131
Airlines - 0.1%
Copa Holdings S.A., “A”	14,180	$1,743,856

Automotive - 0.6%
Delphi Automotive PLC	48,773	$3,393,625
General Motors Co.	179,590	6,249,732
Johnson Controls, Inc.	37,611	1,835,793
TRW Automotive Holdings Corp. (a)	15,975	1,538,233

		$13,017,383
Business Services - 0.2%
Accenture PLC, “A”	60,733	$4,923,017
Veritiv Corp. (a)	716	31,876

		$4,954,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.4%
Comcast Corp., “A”	48,858	$2,673,998
Time Warner Cable, Inc.	52,028	7,696,502

		$10,370,500
Chemicals - 0.3%
LyondellBasell Industries N.V., “A”	56,460	$6,456,201

Computer Software - 0.1%
CA, Inc.	97,314	$2,748,147

Computer Software - Systems - 1.0%
EMC Corp.	92,514	$2,731,938
Hewlett-Packard Co.	317,775	12,075,450
Western Digital Corp.	52,377	5,395,355
Xerox Corp.	172,450	2,381,535

		$22,584,278
Consumer Products - 0.4%
Procter & Gamble Co.	127,070	$10,560,788

Consumer Services - 0.1%
DeVry, Inc.	62,755	$2,694,072

Containers - 0.2%
Packaging Corp. of America	77,714	$5,283,775

Electrical Equipment - 0.1%
General Electric Co.	110,947	$2,882,403

Electronics - 0.4%
Intel Corp.	135,470	$4,730,612
Microchip Technology, Inc.	114,917	5,611,397

		$10,342,009
Energy - Independent - 1.2%
CVR Energy, Inc. (l)	62,885	$3,120,982
Marathon Oil Corp.	40,695	1,696,575
Marathon Petroleum Corp.	55,634	5,063,250
Noble Energy, Inc.	16,085	1,160,372
Occidental Petroleum Corp.	89,333	9,266,512
Valero Energy Corp.	158,150	8,562,241

		$28,869,932

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 1.7%
Chevron Corp.	134,151	$17,365,847
Exxon Mobil Corp.	145,185	14,440,100
Hess Corp.	80,771	8,165,948

		$39,971,895
Entertainment - 0.1%
Regal Entertainment Group, “A” (l)	163,972	$3,451,611

Food & Beverages - 0.5%
Archer Daniels Midland Co.	134,334	$6,697,893
General Mills, Inc.	91,903	4,905,782

		$11,603,675
Food & Drug Stores - 0.3%
Kroger Co.	153,755	$7,838,430

Forest & Paper Products - 0.1%
International Paper Co.	37,500	$1,816,875

Furniture & Appliances - 0.2%
Whirlpool Corp.	27,285	$4,175,151

General Merchandise - 0.5%
Kohl’s Corp.	28,205	$1,658,172
Macy’s, Inc.	126,643	7,888,592
Target Corp.	27,060	1,625,494

		$11,172,258
Health Maintenance Organizations - 0.3%
WellPoint, Inc.	69,239	$8,067,036

Insurance - 2.0%
Everest Re Group Ltd.	44,822	$7,343,636
Lincoln National Corp.	88,719	4,883,094
MetLife, Inc.	177,433	9,712,682
Prudential Financial, Inc.	100,128	8,981,482
Travelers Cos., Inc.	84,269	7,981,117
Validus Holdings Ltd.	195,939	7,663,174

		$46,565,185
Internet - 0.2%
Yahoo!, Inc. (a)	144,402	$5,560,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 0.6%
Caterpillar, Inc.	30,018	$3,274,063
Eaton Corp. PLC	112,610	7,861,304
Joy Global, Inc.	49,748	3,141,586

		$14,276,953
Major Banks - 2.4%
Bank of America Corp.	265,221	$4,267,406
Goldman Sachs Group, Inc.	61,076	10,939,322
JPMorgan Chase & Co.	312,343	18,568,791
PNC Financial Services Group, Inc.	28,588	2,422,833
Wells Fargo & Co.	393,450	20,239,068

		$56,437,420
Medical & Health Technology & Services - 0.8%
Capital Senior Living Corp. (a)	190,005	$4,345,414
Cardinal Health, Inc.	86,090	6,344,833
HCA Holdings, Inc. (a)	100,123	6,990,588

		$17,680,835
Medical Equipment - 0.6%
Abbott Laboratories	98,828	$4,174,495
Covidien PLC	76,609	6,651,959
Thermo Fisher Scientific, Inc.	28,843	3,467,217

		$14,293,671
Oil Services - 0.1%
Seadrill Ltd. (l)	43,673	$1,626,819

Other Banks & Diversified Financials - 1.5%
Assured Guaranty Ltd.	63,841	$1,541,760
BB&T Corp.	112,303	4,192,271
Citigroup, Inc.	235,655	12,171,581
Discover Financial Services	162,319	10,123,836
New York Community Bancorp, Inc. (l)	169,999	2,711,484
Western Union Co.	305,229	5,332,351

		$36,073,283
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	105,780	$5,357,757
Eli Lilly & Co.	48,702	3,095,499
Johnson & Johnson	78,241	8,115,939
Merck & Co., Inc.	32,624	1,961,029
Pfizer, Inc.	544,566	16,004,795

		$34,535,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.1%
Republic Services, Inc.	35,655	$1,402,311

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$1,200

Railroad & Shipping - 0.1%
Kansas City Southern Co.	14,651	$1,690,139

Real Estate - 20.2%
Alexandria Real Estate Equities, Inc., REIT	253,424	$20,035,701
AvalonBay Communities, Inc., REIT	205,347	31,643,973
Big Yellow Group PLC, REIT	556,019	4,864,605
Boston Properties, Inc., REIT	188,139	22,843,837
Corporate Office Properties Trust, REIT	509,777	14,467,471
DDR Corp., REIT	405,782	7,393,348
Digital Realty Trust, Inc., REIT	155,911	10,173,193
EastGroup Properties, Inc., REIT	74,809	4,850,616
Equity Lifestyle Properties, Inc., REIT	477,583	21,820,767
Federal Realty Investment Trust, REIT	127,505	15,910,074
Gramercy Property Trust, Inc., REIT	1,675,808	10,373,252
Home Properties, Inc., REIT	262,750	16,873,805
Host Hotels & Resorts, Inc., REIT	908,963	20,742,536
Medical Properties Trust, Inc., REIT	964,002	13,582,788
Mid-America Apartment Communities, Inc., REIT	312,674	22,612,584
National Health Investors, Inc., REIT	77,681	5,011,201
Plum Creek Timber Co. Inc., REIT	512,108	20,806,948
Public Storage, Inc., REIT	176,293	30,883,008
Rexford Industrial Realty, Inc., REIT	1,088,414	16,043,222
Simon Property Group, Inc., REIT	343,359	58,381,331
Tanger Factory Outlet Centers, Inc., REIT	489,084	17,073,922
Ventas, Inc., REIT	312,571	20,560,920
Vornado Realty Trust, REIT	290,667	30,772,915
Washington Prime Group, Inc. REIT	710,463	13,868,238
Weyerhaeuser Co., REIT	676,874	22,979,872

		$474,570,127
Restaurants - 0.2%
Aramark	48,154	$1,247,189
McDonald’s Corp.	35,472	3,324,436

		$4,571,625
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	121,635	$11,993,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 0.8%
AT&T, Inc.	69,321	$2,423,462
CenturyLink, Inc.	124,106	5,087,105
Frontier Communications Corp.	842,764	5,730,795
Verizon Communications, Inc.	122,472	6,101,555

		$19,342,917
Tobacco - 0.3%
Lorillard, Inc.	126,440	$7,548,468

Trucking - 0.1%
Swift Transportation Co. (a)	80,503	$1,705,054

Utilities - Electric Power - 1.4%
AES Corp.	279,103	$4,236,783
Alliant Energy Corp.	80,847	4,728,741
American Electric Power Co., Inc.	135,358	7,268,725
Edison International	18,634	1,102,015
Entergy Corp.	44,480	3,443,197
Great Plains Energy, Inc.	153,864	3,949,689
PG&E Corp.	70,515	3,277,537
PPL Corp.	165,315	5,724,858

		$33,731,545
Total Common Stocks (Identified Cost, $805,515,667)		$1,005,522,002

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - December 2014 @ $63	3,000	$45,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $55	3,000	15,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $57	3,000	15,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $60	3,000	39,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $62	3,000	63,000
iShares Dow Jones U.S. Real Estate - September 2014 @ $58	2,000	6,000
iShares Dow Jones U.S. Real Estate - September 2014 @ $60	2,000	6,000
S&P 500 Index - June 2015 @ $1,700	220	772,200
Total Put Options Purchased (Premiums Paid, $3,379,060)		$961,200

Portfolio of Investments (unaudited) – continued

Underlying Affiliated Funds - 24.9%
Issuer	Shares/Par	Value ($)

MFS High Yield Pooled Portfolio (Identified Cost, $570,615,897) (v)	58,819,564	$585,842,855

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	84,361,022	$84,361,022

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	8,179,794	$8,179,794
Total Investments (Identified Cost, $2,163,040,910)		$2,390,428,100

Other Assets, Less Liabilities - (1.6)%		(38,532,583)
Net Assets - 100.0%		$2,351,895,517

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $243,942,671, representing 10.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Republic of Paraguay, 6.1%, 8/11/44	8/04/14	$329,000	$352,030
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/14

Swap Agreements at 8/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
9/20/24	USD	6,148,000	Barclays Bank (a)	1% (fixed rate)	(1)	$(405,522)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/6/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $449,790.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At August 31, 2014, the fund had cash collateral of $510,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,508,063,991)	$1,720,224,223
Underlying affiliated funds, at value (identified cost, $654,976,919)	670,203,877
Total investments, at value, including $7,990,605 of securities on loan (identified cost, $2,163,040,910)	$2,390,428,100
Restricted cash	510,000
Receivables for
Investments sold	1,150,708
TBA sale commitments	4,408,125
Fund shares sold	9,325,190
Interest and dividends	7,770,254
Other assets	2,833
Total assets	$2,413,595,210
Liabilities
Payables for
Distributions	$648,904
Investments purchased	2,147,700
TBA purchase commitments	44,157,938
Fund shares reacquired	3,843,456
Swaps, at value (net unamortized premiums received, $449,790)	405,522
Collateral for securities loaned, at value	8,179,794
Payable to affiliates
Investment adviser	156,868
Shareholder servicing costs	1,416,183
Distribution and service fees	108,161
Payable for independent Trustees’ compensation	659
Deferred country tax expense payable	513,492
Accrued expenses and other liabilities	121,016
Total liabilities	$61,699,693
Net assets	$2,351,895,517
Net assets consist of
Paid-in capital	$2,121,464,049
Unrealized appreciation (depreciation) on investments (net of $415,548 deferred country tax)	227,015,910
Accumulated net realized gain (loss) on investments and foreign currency	4,426,421
Accumulated distributions in excess of net investment income	(1,010,863)
Net assets	$2,351,895,517
Shares of beneficial interest outstanding	185,590,592

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,134,973,162	89,548,926	$12.67
Class C	705,460,925	55,691,424	12.67
Class I	495,823,157	39,116,413	12.68
Class R1	672,782	53,163	12.66
Class R2	1,638,271	129,328	12.67
Class R3	7,630,384	601,928	12.68
Class R4	3,213,393	253,467	12.68
Class R5	2,483,443	195,943	12.67

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.30 [100 / 95.25 x $12.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,103,085
Interest	12,163,075
Dividends from underlying affiliated funds	17,144,408
Total investment income	$41,410,568
Expenses
Management fee	$7,215,957
Distribution and service fees	4,771,800
Shareholder servicing costs	1,058,989
Administrative services fee	141,326
Independent Trustees’ compensation	21,296
Custodian fee	121,381
Shareholder communications	64,642
Audit and tax fees	33,879
Legal fees	9,113
Miscellaneous	148,835
Total expenses	$13,587,218
Fees paid indirectly	(330)
Reduction of expenses by investment adviser and distributor	(229,816)
Net expenses	$13,357,072
Net investment income	$28,053,496
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $97,944 country tax)	$13,348,494
Underlying affiliated funds	(91,490)
Capital gain distributions from underlying affiliated funds	269,989
Swap agreements	258,979
Foreign currency	392
Net realized gain (loss) on investments and foreign currency	$13,786,364
Change in unrealized appreciation (depreciation)
Investments (net of $415,548 increase in deferred country tax)	$83,235,752
Swap agreements	4,160
Net unrealized gain (loss) on investments	$83,239,912
Net realized and unrealized gain (loss) on investments	$97,026,276
Change in net assets from operations	$125,079,772

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/14	Year ended 2/28/14
Change in net assets	(unaudited)
From operations
Net investment income	$28,053,496	$50,145,378
Net realized gain (loss) on investments and foreign currency	13,786,364	43,479,502
Net unrealized gain (loss) on investments and foreign currency translation	83,239,912	44,300,502
Change in net assets from operations	$125,079,772	$137,925,382
Distributions declared to shareholders
From net investment income	$(27,764,111)	$(51,204,939)
From net realized gain on investments	(15,172,358)	(28,187,612)
Total distributions declared to shareholders	$(42,936,469)	$(79,392,551)
Change in net assets from fund share transactions	$184,122,224	$476,543,359
Total change in net assets	$266,265,527	$535,076,190
Net assets
At beginning of period	2,085,629,990	1,550,553,800
At end of period (including accumulated distributions in excess of net investment income of $1,010,863 and $1,300,248, respectively)	$2,351,895,517	$2,085,629,990

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.21		$11.82	$11.05	$10.79	$9.60	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.33	$0.34	$0.40	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.57	0.82	0.30	1.23	2.75
Total from investment operations	$0.72		$0.91	$1.15	$0.64	$1.63	$3.18
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.38)	$(0.44)	$(0.46)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.52)	$(0.38)	$(0.38)	$(0.44)	$(0.46)
Net asset value, end of period (x)	$12.67		$12.21	$11.82	$11.05	$10.79	$9.60
Total return (%) (r)(s)(t)(x)	5.90	(n)	7.87	10.56	6.09	17.36	47.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)(h)	1.07 (h)	1.08	1.10	1.15	1.20
Expenses after expense reductions (f)	1.02	(a)(h)	1.06 (h)	1.08	1.10	1.06	0.94
Net investment income	2.71	(a)	2.83	2.86	3.18	3.95	5.02
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$1,134,973		$1,071,400	$797,338	$447,034	$257,247	$116,318

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.20		$11.82	$11.04	$10.78	$9.59	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.24	$0.26	$0.33	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.56	0.83	0.30	1.22	2.74
Total from investment operations	$0.68		$0.81	$1.07	$0.56	$1.55	$3.11
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.28)	$(0.30)	$(0.36)	$(0.40)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.29)	$(0.30)	$(0.36)	$(0.40)
Net asset value, end of period (x)	$12.67		$12.20	$11.82	$11.04	$10.78	$9.59
Total return (%) (r)(s)(t)(x)	5.59	(n)	6.97	9.84	5.31	16.51	45.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)(h)	1.82 (h)	1.83	1.85	1.90	1.95
Expenses after expense reductions (f)	1.77	(a)(h)	1.81 (h)	1.83	1.85	1.81	1.69
Net investment income	1.96	(a)	2.08	2.11	2.43	3.20	4.27
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$705,461		$630,810	$466,361	$238,332	$138,344	$63,377

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.21		$11.82	$11.05	$10.79	$9.60	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.35	$0.36	$0.41	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.57	0.83	0.30	1.25	2.75
Total from investment operations	$0.74		$0.94	$1.18	$0.66	$1.66	$3.20
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.40)	$(0.40)	$(0.47)	$(0.48)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.55)	$(0.41)	$(0.40)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.68		$12.21	$11.82	$11.05	$10.79	$9.60
Total return (%) (r)(s)(x)	6.11	(n)	8.14	10.83	6.35	17.65	47.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)(h)	0.82 (h)	0.83	0.85	0.89	0.93
Expenses after expense reductions (f)	0.77	(a)(h)	0.81 (h)	0.83	0.85	0.83	0.69
Net investment income	2.95	(a)	3.08	3.09	3.43	3.94	4.95
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$495,823		$371,274	$280,443	$96,323	$30,993	$3,835

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.20		$11.81	$11.04	$10.78	$9.59	$6.87
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.23	$0.26	$0.34	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.57	0.83	0.30	1.21	2.75
Total from investment operations	$0.67		$0.82	$1.06	$0.56	$1.55	$3.12
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.28)	$(0.30)	$(0.36)	$(0.40)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.29)	$(0.30)	$(0.36)	$(0.40)
Net asset value, end of period (x)	$12.66		$12.20	$11.81	$11.04	$10.78	$9.59
Total return (%) (r)(s)(x)	5.51	(n)	7.06	9.75	5.31	16.51	46.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)(h)	1.82 (h)	1.84	1.85	1.90	1.94
Expenses after expense reductions (f)	1.77	(a)(h)	1.81 (h)	1.84	1.85	1.80	1.69
Net investment income	1.96	(a)	2.11	2.04	2.44	3.32	4.24
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$673		$775	$375	$142	$126	$106

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.20		$11.82	$11.04	$10.78	$9.59	$6.87
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.30	$0.31	$0.39	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.56	0.83	0.30	1.21	2.75
Total from investment operations	$0.71		$0.87	$1.13	$0.61	$1.60	$3.16
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.34)	$(0.35)	$(0.41)	$(0.44)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.49)	$(0.35)	$(0.35)	$(0.41)	$(0.44)
Net asset value, end of period (x)	$12.67		$12.20	$11.82	$11.04	$10.78	$9.59
Total return (%) (r)(s)(x)	5.85	(n)	7.51	10.39	5.83	17.09	46.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)(h)	1.32 (h)	1.34	1.35	1.40	1.45
Expenses after expense reductions (f)	1.27	(a)(h)	1.31 (h)	1.34	1.35	1.30	1.19
Net investment income	2.44	(a)	2.59	2.59	2.93	3.83	4.74
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$1,638		$1,180	$702	$212	$125	$107

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.21		$11.83	$11.05	$10.79	$9.59	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.31	$0.34	$0.41	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.56	0.85	0.30	1.23	2.74
Total from investment operations	$0.73		$0.90	$1.16	$0.64	$1.64	$3.17
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.38)	$(0.44)	$(0.46)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.52)	$(0.38)	$(0.38)	$(0.44)	$(0.46)
Net asset value, end of period (x)	$12.68		$12.21	$11.83	$11.05	$10.79	$9.59
Total return (%) (r)(s)(x)	5.98	(n)	7.77	10.65	6.09	17.48	46.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)(h)	1.07 (h)	1.10	1.10	1.15	1.20
Expenses after expense reductions (f)	1.02	(a)(h)	1.06 (h)	1.10	1.10	1.06	0.94
Net investment income	2.70	(a)	2.84	2.70	3.17	3.99	4.99
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$7,630		$5,256	$2,783	$186	$185	$107

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 8/31/14		Years ended 2/28, 2/29
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.21		$11.82	$11.05	$10.79	$9.59	$6.88
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.36	$0.36	$0.44	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.57	0.82	0.30	1.23	2.73
Total from investment operations	$0.74		$0.94	$1.18	$0.66	$1.67	$3.19
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.40)	$(0.40)	$(0.47)	$(0.48)
From net realized gain on investments	(0.09)		(0.17)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.55)	$(0.41)	$(0.40)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.68		$12.21	$11.82	$11.05	$10.79	$9.59
Total return (%) (r)(s)(x)	6.11	(n)	8.13	10.83	6.35	17.78	47.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)(h)	0.82 (h)	0.84	0.85	0.90	0.95
Expenses after expense reductions (f)	0.77	(a)(h)	0.81 (h)	0.84	0.85	0.80	0.69
Net investment income	2.96	(a)	3.08	3.12	3.40	4.32	5.24
Portfolio turnover	19	(n)	63	64	64	59	79
Net assets at end of period (000 omitted)	$3,213		$2,834	$1,159	$546	$127	$108

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 8/31/14		Years ended 2/28
			2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$12.21		$11.82	$11.16
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.57	0.75
Total from investment operations	$0.74		$0.95	$0.94
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.27)
From net realized gain on investments	(0.09)		(0.17)	(0.01)
Total distributions declared to shareholders	$(0.28)		$(0.56)	$(0.28)
Net asset value, end of period (x)	$12.67		$12.21	$11.82
Total return (%) (r)(s)(x)	6.07	(n)	8.23	8.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)(h)	0.73 (h)	0.79	(a)
Expenses after expense reductions (f)	0.69	(a)(h)	0.72 (h)	0.79	(a)
Net investment income	3.05	(a)	3.18	2.48	(a)
Portfolio turnover	19	(n)	63	64
Net assets at end of period (000 omitted)	$2,483		$2,101	$1,393

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’s inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a

Notes to Financial Statements (unaudited) – continued

broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$997,285,525	$962,400	$—	$998,247,925
United Kingdom	4,864,605	—	—	4,864,605
Panama	1,743,856	—	—	1,743,856
Bermuda	1,626,819	—	—	1,626,819
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	203,724,026	—	203,724,026
Non-U.S. Sovereign Debt	—	183,921,632	—	183,921,632
U.S. Corporate Bonds	—	1,553,099	—	1,553,099
Residential Mortgage-Backed Securities	—	170,452,387	—	170,452,387
Commercial Mortgage-Backed Securities	—	8,248,499	—	8,248,499
Foreign Bonds	—	137,661,581	—	137,661,581
Mutual Funds	678,383,671	—	—	678,383,671
Total Investments	$1,683,904,476	$706,523,624	$—	$2,390,428,100

Other Financial Instruments
Swap Agreements	$—	$(405,522)	$—	$(405,522)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 2/28/14	$32,685
Change in unrealized appreciation(depreciation)	(31,485)
Transfers out of Level 3	(1,200)
Balance as of 8/31/14	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$961,200	$—
Credit	Credit Default Swaps	—	(405,522)
Total		$961,200	$(405,522)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended August 31, 2014 as reported in the Statement of Operations:

Risk	Swap Agreements	Investments (Purchased Options)
Equity	$—	$(837,452)
Credit	258,979	—
Total	$258,979	$(837,452)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended August 31, 2014 as reported in the Statement of Operations:

Risk	Swap Agreements	Investments (Purchased Options)
Equity	$—	$(1,173,808)
Credit	4,160	—
Total	$4,160	$(1,173,808)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For

Notes to Financial Statements (unaudited) – continued

over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty

Notes to Financial Statements (unaudited) – continued

providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign

Notes to Financial Statements (unaudited) – continued

issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of August 31, 2014 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of August 31, 2014, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $6,148,000 less the value of the agreements’ related deliverable obligations as decided through an auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular

Notes to Financial Statements (unaudited) – continued

hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $7,990,605 and a related liability of $8,179,794 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing

Notes to Financial Statements (unaudited) – continued

commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/14
Ordinary income (including any short-term capital gains)	$58,438,112
Long-term capital gains	20,954,439
Total distributions	$79,392,551

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/14
Cost of investments	$2,170,571,421
Gross appreciation	230,789,405
Gross depreciation	(10,932,726)
Net unrealized appreciation (depreciation)	$219,856,679

As of 2/28/14
Undistributed ordinary income	4,508,200
Undistributed long-term capital gain	13,701,583
Other temporary differences	(3,202,094)
Net unrealized appreciation (depreciation)	133,280,476

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/14	Year ended 2/28/14	Six months ended 8/31/14	Year ended 2/28/14
Class A	$15,074,296	$27,978,308	$7,776,243	$14,415,631
Class C	6,490,044	12,134,907	4,579,134	8,489,323
Class I	6,007,284	10,823,265	2,719,759	5,134,206
Class R1	7,058	12,769	5,288	9,858
Class R2	17,653	23,176	10,773	13,230
Class R3	88,373	113,059	46,163	65,729
Class R4	45,480	62,237	21,510	32,879
Class R5	33,923	57,218	13,488	26,756
Total	$27,764,111	$51,204,939	$15,172,358	$28,187,612

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. Prior to August 1, 2014, the investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion up to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement terminated on July 31, 2014. For the period March 1, 2014 through July 31, 2014, this management fee reduction amounted to $142,989, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion up to $2.5 billion, 0.55% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.50% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2016. For the period August 1, 2014 through August 31, 2014, this management fee reduction amounted to $34,008, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2014, this management fee reduction amounted to $48,582, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses

Notes to Financial Statements (unaudited) – continued

associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2016. For the six months ended August 31, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $469,454 for the six months ended August 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,406,630
Class C	0.75%	0.25%	1.00%	1.00%	3,349,651
Class R1	0.75%	0.25%	1.00%	1.00%	3,637
Class R2	0.25%	0.25%	0.50%	0.50%	3,632
Class R3	—	0.25%	0.25%	0.25%	8,250
Total Distribution and Service Fees					$4,771,800

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2014, this rebate amounted to $1,984 and $11 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2014, were as follows:

Amount
Class A	$26,515
Class C	30,352

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2014, the fee was $96,475, which equated to 0.0087% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $962,514.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended August 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,313 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made

Notes to Financial Statements (unaudited) – continued

by the fund in the amount of $2,242 which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $330,270,781 with a cost basis of approximately $336,367,600, accrued interest of approximately $6,096,819 and cash of approximately $17,836,705 for approximately 35,420,430 shares of the High Yield Pooled Portfolio (valued at approximately $354,204,304). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

(4) Portfolio Securities

For the six months ended August 31, 2014, purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$264,057,889	$194,220,527
Investments (non-U.S. Government securities)	$326,885,059	$221,345,370

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,617,843	$156,953,676	37,587,136	$450,027,361
Class C	7,150,474	88,941,929	18,996,227	227,450,288
Class I	12,043,910	150,531,325	18,322,679	219,645,574
Class R1	42,795	535,660	32,155	384,614
Class R2	36,837	456,984	54,627	653,110
Class R3	194,338	2,414,401	281,740	3,362,171
Class R4	38,975	482,197	265,541	3,183,122
Class R5	41,629	519,499	57,178	681,829
	32,166,801	$400,835,671	75,597,283	$905,388,069

Shares issued to shareholders in reinvestment of distributions
Class A	1,764,636	$22,006,640	3,369,159	$40,255,619
Class C	704,450	8,782,770	1,350,335	16,127,467
Class I	479,894	5,989,992	868,527	10,377,666
Class R1	977	12,168	1,895	22,615
Class R2	2,278	28,412	3,047	36,405
Class R3	10,778	134,533	14,959	178,768
Class R4	5,363	66,910	7,955	95,113
Class R5	3,800	47,411	7,027	83,974
	2,972,176	$37,068,836	5,622,904	$67,177,627

Shares reacquired
Class A	(12,578,410)	$(156,913,794)	(20,653,238)	$(246,624,589)
Class C	(3,851,448)	(47,848,966)	(8,125,518)	(97,027,988)
Class I	(3,812,025)	(47,288,366)	(12,505,530)	(149,098,458)
Class R1	(54,177)	(678,600)	(2,230)	(26,678)
Class R2	(6,450)	(79,948)	(20,401)	(243,948)
Class R3	(33,568)	(417,800)	(101,664)	(1,210,384)
Class R4	(22,917)	(286,629)	(139,511)	(1,669,858)
Class R5	(21,531)	(268,180)	(9,961)	(120,434)
	(20,380,526)	$(253,782,283)	(41,558,053)	$(496,022,337)

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Net change
Class A	1,804,069	$22,046,522	20,303,057	$243,658,391
Class C	4,003,476	49,875,733	12,221,044	146,549,767
Class I	8,711,779	109,232,951	6,685,676	80,924,782
Class R1	(10,405)	(130,772)	31,820	380,551
Class R2	32,665	405,448	37,273	445,567
Class R3	171,548	2,131,134	195,035	2,330,555
Class R4	21,421	262,478	133,985	1,608,377
Class R5	23,898	298,730	54,244	645,369
	14,758,451	$184,122,224	39,662,134	$476,543,359

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2014, the fund’s commitment fee and interest expense were $4,108 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	50,175,922	9,017,829	(374,187)	58,819,564
MFS Institutional Money Market Portfolio	99,410,765	169,008,164	(184,057,907)	84,361,022

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(91,490)	$269,989	$17,105,208	$585,842,855
MFS Institutional Money Market Portfolio	—	—	39,200	84,361,022

	$(91,490)	$269,989	$17,144,408	$670,203,877

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s sub-advisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS

Board Review of Investment Advisory Agreement – continued

Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by

Board Review of Investment Advisory Agreement – continued

Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1.5 billion and $2.5 billion, and that MFS has agreed in writing to implement an additional breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2014

MFS® GLOBAL REAL ESTATE FUND

GRE-SEM

MFS® GLOBAL REAL ESTATE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to gain strength. Manufacturing output, construction activity and consumer confidence are all at multi-year highs, auto sales are robust, and

U.S. labor market reports show broad progress. Even a slowdown in the pace of rising house prices is seen as making the market more sustainable. Economists have a favorable outlook, and broad stock indices reflect that.

However, challenges dominate the rest of the global economy. China is struggling to boost its industrial output and Japan’s economic turnaround appears to have hit a setback after its sales tax increase in April. The eurozone economy is being held back by persistently high unemployment and dangerously low inflation, leading the European Central Bank to take more aggressive stimulus action. With robust corporate earnings, the market’s greatest concerns relate to conflicts in the Middle East and Ukraine. In addition, speculation continues on when the U.S. Federal Reserve will begin tightening its monetary policy now that the U.S. economy has regained some traction.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

October 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	5.3%
Mitsui Fudosan Co. Ltd.	4.2%
AvalonBay Communities, Inc., REIT	3.8%
Public Storage, Inc., REIT	3.2%
Mitsubishi Estate Co. Ltd.	3.2%
Vornado Realty Trust, REIT	3.1%
Unibail-Rodamco, REIT	2.8%
Westfield Corp., REIT	2.7%
Sun Hung Kai Properties Ltd.	2.5%
Weyerhaeuser Co., REIT	2.4%

Equity industries (i)
Real Estate	97.8%
Telecommunications-Wireless	1.2%
Medical & Health Technology & Services	0.7%

Issuer country weightings (i)(x)
United States	50.8%
Japan	12.7%
Hong Kong	8.5%
United Kingdom	6.3%
Australia	5.0%
Singapore	3.2%
France	2.8%
Brazil	2.6%
Germany	2.3%
Other Countries	5.8%

Currency exposure weightings (i)(y)
United States Dollar	50.9%
Japanese Yen	12.7%
Euro	9.8%
Hong Kong Dollar	8.3%
British Pound Sterling	6.3%
Australian Dollar	5.0%
Singapore Dollar	3.2%
Brazilian Real	2.6%
Mexican Peso	1.2%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

2

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 8/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2014 through August 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/14	Ending Account Value 8/31/14	Expenses Paid During Period (p) 3/01/14-8/31/14
A	Actual	1.20%	$1,000.00	$1,112.77	$6.39
	Hypothetical (h)	1.20%	$1,000.00	$1,019.16	$6.11
I	Actual	0.95%	$1,000.00	$1,114.05	$5.06
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
R5	Actual	0.95%	$1,000.00	$1,114.05	$5.06
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)

Medical & Health Technology & Services - 0.7%
Capital Senior Living Corp. (a)	133,819	$3,060,441

Real Estate - 97.6%
Advance Residence Investment Corp., REIT	2,096	$5,161,182
Alexandria Real Estate Equities, Inc., REIT	121,264	9,587,132
Ascendas India Trust, REIT	13,613,000	8,773,440
Atrium European Real Estate Ltd.	1,430,770	7,820,634
AvalonBay Communities, Inc., REIT	110,671	17,054,401
Big Yellow Group PLC, REIT	871,020	7,620,548
Boston Properties, Inc., REIT	83,027	10,081,138
BR Malls Participacoes S.A.	381,071	3,961,368
British Land Co. PLC, REIT	552,982	6,706,234
Concentradora Fibra Danhos S.A. de C.V., REIT	1,110,005	2,991,307
Corio N.V., REIT	178,425	9,585,142
Corporate Office Properties Trust, REIT	243,892	6,921,655
DDR Corp., REIT	186,058	3,389,977
Digital Realty Trust, Inc., REIT	71,488	4,664,592
EastGroup Properties, Inc., REIT	34,302	2,224,142
Equity Lifestyle Properties, Inc., REIT	226,811	10,362,992
Federal Realty Investment Trust, REIT	58,371	7,283,533
GAGFAH S.A. (a)	156,524	3,064,404
Gramercy Property Trust, Inc., REIT	733,604	4,541,009
Grand City Properties S.A. (a)	97,468	1,248,664
Hang Lung Properties Ltd.	2,191,256	7,238,167
Henderson Land Development Co. Ltd.	1,298,972	8,606,682
Home Properties, Inc., REIT	123,567	7,935,473
Host Hotels & Resorts, Inc., REIT	410,306	9,363,183
Intu Properties PLC, REIT	1,190,116	6,757,139
Kenedix Office Investment Corp., REIT	1,521	8,420,357
Lar Espana Real Estate Socimi S.A., REIT (a)	156,555	1,892,696
LEG Immobilien AG	58,943	4,385,114
Link REIT	1,660,405	9,855,244
LondonMetric Property PLC, REIT	1,117,529	2,606,649
Mapletree Logistics Trust, REIT	5,939,000	5,586,906
Medical Properties Trust, Inc., REIT	422,003	5,946,022
Mid-America Apartment Communities, Inc., REIT	144,549	10,453,784
Mitsubishi Estate Co. Ltd.	614,135	14,175,070
Mitsui Fudosan Co. Ltd.	583,274	18,583,818
Multiplan Empreendimentos Imobiliarios S.A.	288,478	7,437,152

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
National Health Investors, Inc., REIT	35,619	$2,297,782
NTT Urban Development Corp.	862,100	9,876,719
Plum Creek Timber Co. Inc., REIT	259,675	10,550,595
Prologis Property Mexico S.A. de C.V., REIT	1,087,575	2,405,236
Public Storage, Inc., REIT	81,887	14,344,965
Quintain Estates & Development PLC (a)	2,948,842	4,332,537
Rexford Industrial Realty, Inc., REIT	485,462	7,155,710
Scentre Group, REIT (a)	1,056,845	3,385,549
Simon Property Group, Inc., REIT	137,652	23,404,970
Stockland, IEU	1,734,537	6,884,877
Sun Hung Kai Properties Ltd.	731,385	11,098,106
TAG Immobilien AG	251,410	2,902,369
Tanger Factory Outlet Centers, Inc., REIT	221,663	7,738,255
Unibail-Rodamco, REIT	46,646	12,527,780
Ventas, Inc., REIT	156,053	10,265,166
Vornado Realty Trust, REIT	130,380	13,803,331
Washington Prime Group, Inc. REIT	307,917	6,010,540
Westfield Corp., REIT	1,656,445	11,788,422
Weyerhaeuser Co., REIT	314,871	10,689,870

		$433,749,729
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	53,037	$5,229,448
Total Common Stocks (Identified Cost, $330,473,702)		$442,039,618

	Strike Price	First Exercise

Warrants - 0.0%
Real Estate - 0.0%
Sun Hung Kai Properties Ltd. (1 share for 1 warrant) (Identified Cost, $0) (a)	HKD 98.60	4/23/14	57,198	$140,964

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)			660,652	$660,652
Total Investments (Identified Cost, $331,134,354)				$442,841,234

Other Assets, Less Liabilities - 0.3%				1,354,272
Net Assets - 100.0%				$444,195,506

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

7

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $330,473,702)	$442,180,582
Underlying affiliated funds, at cost and value	660,652
Total investments, at value (identified cost, $331,134,354)	$442,841,234
Foreign currency, at value (identified cost, $457,838)	455,350
Receivables for
Investments sold	714,932
Fund shares sold	31,020
Interest and dividends	367,572
Other assets	597
Total assets	$444,410,705
Liabilities
Payable for fund shares reacquired	$131,061
Payable to affiliates
Investment adviser	44,482
Shareholder servicing costs	50
Distribution and service fees	9
Payable for independent Trustees’ compensation	378
Accrued expenses and other liabilities	39,219
Total liabilities	$215,199
Net assets	$444,195,506
Net assets consist of
Paid-in capital	$330,833,715
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	111,703,973
Accumulated net realized gain (loss) on investments and foreign currency	(2,084,597)
Undistributed net investment income	3,742,415
Net assets	$444,195,506
Shares of beneficial interest outstanding	27,062,159

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$323,523	19,748	$16.38
Class I	135,777	8,272	16.42
Class R5	443,736,206	27,034,139	16.41

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.38 [100 / 94.25 x $16.38]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,951,984
Dividends from underlying affiliated funds	2,925
Foreign taxes withheld	(349,290)
Total investment income	$6,605,619
Expenses
Management fee	$1,956,722
Distribution and service fees	387
Shareholder servicing costs	162
Administrative services fee	31,973
Independent Trustees’ compensation	4,647
Custodian fee	42,634
Shareholder communications	2,169
Audit and tax fees	27,857
Legal fees	1,744
Miscellaneous	10,627
Total expenses	$2,078,922
Reduction of expenses by investment adviser	(9,946)
Net expenses	$2,068,976
Net investment income	$4,536,643
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,391,549
Foreign currency	(4,105)
Net realized gain (loss) on investments and foreign currency	$7,387,444
Change in unrealized appreciation (depreciation)
Investments	$34,927,769
Translation of assets and liabilities in foreign currencies	(7,902)
Net unrealized gain (loss) on investments and foreign currency translation	$34,919,867
Net realized and unrealized gain (loss) on investments and foreign currency	$42,307,311
Change in net assets from operations	$46,843,954

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/14	Year ended 2/28/14
Change in net assets	(unaudited)
From operations
Net investment income	$4,536,643	$6,884,190
Net realized gain (loss) on investments and foreign currency	7,387,444	14,021,829
Net unrealized gain (loss) on investments and foreign currency translation	34,919,867	(3,062,027)
Change in net assets from operations	$46,843,954	$17,843,992
Distributions declared to shareholders
From net investment income	$—	$(10,492,384)
From net realized gain on investments	—	(14,946,588)
Total distributions declared to shareholders	$—	$(25,438,972)
Change in net assets from fund share transactions	$(12,983,474)	$114,634,367
Total change in net assets	$33,860,480	$107,039,387
Net assets
At beginning of period	410,335,026	303,295,639
At end of period (including undistributed net investment income of $3,742,415 and accumulated distributions in excess of net investment income of $794,228, respectively)	$444,195,506	$410,335,026

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/14		Years ended 2/28, 2/29				Period ended
Class A			2014	2013	2012	2011	2/28/10 (c)
	(unaudited)
Net asset value, beginning of period	$14.72		$15.12	$13.51	$14.57	$14.02	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$0.26	$0.23	$0.49	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		0.33	2.38	(0.55)	2.46	8.68
Total from investment operations	$1.66		$0.59	$2.64	$(0.32)	$2.95	$9.10
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.51)	$(0.30)	$(0.77)	$(2.00)
From net realized gain on investments	—		(0.61)	(0.52)	(0.44)	(1.63)	(3.08)
Total distributions declared to shareholders	$—		$(0.99)	$(1.03)	$(0.74)	$(2.40)	$(5.08)
Net asset value, end of period (x)	$16.38		$14.72	$15.12	$13.51	$14.57	$14.02
Total return (%) (r)(s)(t)(x)	11.28	(n)	4.24	20.14	(1.81)	23.61	91.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.22	1.23	1.24	1.25	1.28	(a)
Expenses after expense reductions (f)	1.20	(a)	1.22	1.23	1.24	1.25	1.28	(a)
Net investment income	1.82	(a)	1.74	1.85	1.74	3.45	2.89	(a)
Portfolio turnover	17	(n)	30	46	37	33	91
Net assets at end of period (000 omitted)	$324		$291	$279	$232	$236	$191

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28, 2/29				Period ended
Class I			2014	2013	2012	2011	2/28/10 (c)
	(unaudited)
Net asset value, beginning of period	$14.73		$15.13	$13.52	$14.58	$14.03	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.44	$0.27	$0.54	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		0.33	2.23	(0.56)	2.45	8.67
Total from investment operations	$1.69		$0.63	$2.67	$(0.29)	$2.99	$9.14
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.54)	$(0.33)	$(0.81)	$(2.03)
From net realized gain on investments	—		(0.61)	(0.52)	(0.44)	(1.63)	(3.08)
Total distributions declared to shareholders	$—		$(1.03)	$(1.06)	$(0.77)	$(2.44)	$(5.11)
Net asset value, end of period (x)	$16.42		$14.73	$15.13	$13.52	$14.58	$14.03
Total return (%) (r)(s)(x)	11.47	(n)	4.50	20.41	(1.54)	23.89	91.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	0.98	0.99	1.00	1.03	(a)
Expenses after expense reductions (f)	0.95	(a)	0.97	0.98	0.99	1.00	1.03	(a)
Net investment income	2.08	(a)	1.99	3.30	1.98	3.77	3.22	(a)
Portfolio turnover	17	(n)	30	46	37	33	91
Net assets at end of period (000 omitted)	$136		$122	$117	$242,520	$216,082	$164,347

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28
Class R5			2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$14.73		$15.13	$13.74
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		0.34	2.10
Total from investment operations	$1.68		$0.63	$2.24
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.50)
From net realized gain on investments	—		(0.61)	(0.35)
Total distributions declared to shareholders	$—		$(1.03)	$(0.85)
Net asset value, end of period (x)	$16.41		$14.73	$15.13
Total return (%) (r)(s)(x)	11.41	(n)	4.50	16.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	0.98	(a)
Expenses after expense reductions (f)	0.95	(a)	0.97	0.98	(a)
Net investment income	2.09	(a)	1.94	1.48	(a)
Portfolio turnover	17	(n)	30	46	(n)
Net assets at end of period (000 omitted)	$443,736		$409,923	$302,900

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between

15

Notes to Financial Statements (unaudited) – continued

the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

16

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$442,180,582	$—	$—	$442,180,582
Mutual Funds	660,652	—	—	660,652
Total Investments	$442,841,234	$—	$—	$442,841,234

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

17

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended August 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

18

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/14
Ordinary income (including any short-term capital gains)	$14,724,587
Long-term capital gains	10,714,385
Total distributions	$25,438,972

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/14
Cost of investments	$339,810,379
Gross appreciation	103,898,539
Gross depreciation	(867,684)
Net unrealized appreciation (depreciation)	$103,030,855

As of 2/28/14
Post-October capital loss deferral	(796,016)
Late year ordinary loss deferral	(794,228)
Other temporary differences	4,995
Net unrealized appreciation (depreciation)	68,103,086

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/14	Year ended 2/28/14	Six months ended 8/31/14	Year ended 2/28/14
Class A	$—	$7,140	$—	$11,513
Class I	—	3,280	—	4,811
Class R5	—	10,481,964	—	14,930,264
Total	$—	$10,492,384	$—	$14,946,588

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

19

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2014, this management fee reduction amounted to $9,504, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received no payment for the six months ended August 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$387

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2014 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. There were no contingent deferred sales charges imposed during the six months ended August 31, 2014.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2014, out-of-pocket expenses amounted to $162. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide

20

Notes to Financial Statements (unaudited) – continued

these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended August 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $831 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $442, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At August 31, 2014, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

For the six months ended August 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $73,706,683 and $71,447,551, respectively.

21

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Shares sold
Class R5	555,836	$8,344,204	7,202,580	$107,486,452

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,304	$18,653
Class I	—	—	566	8,091
Class R5	—	—	1,781,163	25,412,228
	—	$—	1,783,033	$25,438,972

Shares reacquired
Class R5	(1,354,234)	$(21,327,678)	(1,176,705)	$(18,291,057)

Net change
Class A	—	$—	1,304	$18,653
Class I	—	—	566	8,091
Class R5	(798,398)	(12,983,474)	7,807,038	114,607,623
	(798,398)	$(12,983,474)	7,808,908	$114,634,367

Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class R5 shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is solely invested in by MFS and the MFS funds. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 35%, 29%, 19%, 7%, 3%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Global Multi-Asset Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2015 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

22

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2014, the fund’s commitment fee and interest expense were $794 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,111,962	42,270,297	(53,721,607)	660,652

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,925	$660,652

(8) Subsequent Event

On October 14, 2014, the fund’s Board of Trustees approved a change in the fund’s fiscal year end from February 28 to August 31 effective for the period beginning March 1, 2015.

23

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

24

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s sub-advisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”), and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2013 relative to the Lipper performance universe. The Fund commenced operations on March 11, 2009; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2013, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s performance relative to its Lipper performance universe improved for the three-year period ended December 31, 2013, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall

25

Board Review of Investment Advisory Agreement – continued

conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

26

Board Review of Investment Advisory Agreement – continued

and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

27

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

28

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2014

MFS® GOVERNMENT SECURITIES FUND

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to gain strength. Manufacturing output, construction activity and consumer confidence are all at multi-year highs, auto sales are robust, and

U.S. labor market reports show broad progress. Even a slowdown in the pace of rising house prices is seen as making the market more sustainable. Economists have a favorable outlook, and broad stock indices reflect that.

However, challenges dominate the rest of the global economy. China is struggling to boost its industrial output and Japan’s economic turnaround appears to have hit a setback after its sales tax increase in April. The eurozone economy is being held back by persistently high unemployment and dangerously low inflation, leading the European Central Bank to take more aggressive stimulus action. With robust corporate earnings, the market’s greatest concerns relate to conflicts in the Middle East and Ukraine. In addition, speculation continues on when the U.S. Federal Reserve will begin tightening its monetary policy now that the U.S. economy has regained some traction.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

October 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	45.4%
Mortgage-Backed Securities	44.9%
U.S. Government Agencies	7.7%
Commercial Mortgage-Backed Securities	3.0%
Investment Grade Corporates	0.5%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	0.9%
AA	0.2%
A	1.0%
BBB	0.8%
BB	0.3%
B	0.5%
U.S. Government	41.3%
Federal Agencies	52.6%
Not Rated	4.1%
Cash & Other	(1.7)%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	5.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 8/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2014 through August 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/14	Ending Account Value 8/31/14	Expenses Paid During Period (p) 3/01/14-8/31/14
A	Actual	0.86%	$1,000.00	$1,017.66	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
B	Actual	1.62%	$1,000.00	$1,013.87	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
C	Actual	1.62%	$1,000.00	$1,013.85	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
I	Actual	0.62%	$1,000.00	$1,018.93	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R1	Actual	1.62%	$1,000.00	$1,013.88	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
R2	Actual	1.12%	$1,000.00	$1,016.40	$5.69
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R3	Actual	0.87%	$1,000.00	$1,017.66	$4.42
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R4	Actual	0.62%	$1,000.00	$1,018.92	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R5	Actual	0.50%	$1,000.00	$1,019.51	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.2%
Issuer	Shares/Par	Value ($)

Agency - Other - 4.3%
Financing Corp., 10.7%, 10/06/17	$14,360,001	$18,483,288
Financing Corp., 9.4%, 2/08/18	11,750,000	14,897,120
Financing Corp., 9.8%, 4/06/18	14,975,000	19,394,632
Financing Corp., 10.35%, 8/03/18	15,165,000	20,231,566
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	17,955,708

		$90,962,314
Asset-Backed & Securitized - 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,260,000	$4,593,081
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	9,314,763	9,997,992
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	4,890,944	5,343,816
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	4,878,716	5,160,735
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	4,632,039	5,057,895
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	6,787,533	7,468,315
Goldman Sachs Mortgage Securities Corp., FRN, 5.991%, 8/10/45	8,225,743	9,025,335
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51	537,963	539,242
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.985%, 6/15/49	9,239,502	10,046,905
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	5,336,000	5,648,732

		$62,882,048
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,346,116
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	840,000	1,080,080
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,499,898

		$10,926,094

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 44.8%
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	$3,611,016	$3,681,243
Fannie Mae, 4.82%, 12/01/14 - 1/01/15	4,604,478	4,618,030
Fannie Mae, 4.62%, 1/01/15	2,924,577	2,926,214
Fannie Mae, 4.96%, 1/01/15	185,093	184,935
Fannie Mae, 4.85%, 2/01/15	1,270,076	1,272,533
Fannie Mae, 4.56%, 3/01/15	2,047,457	2,077,495
Fannie Mae, 4.89%, 3/01/15	1,120,605	1,130,318
Fannie Mae, 4.74%, 4/01/15	1,582,420	1,600,611
Fannie Mae, 4.877%, 4/01/15	1,840,452	1,860,291
Fannie Mae, 4.815%, 6/01/15	1,844,518	1,873,435
Fannie Mae, 4.7%, 8/01/15	107,105	108,770
Fannie Mae, 4.78%, 8/01/15	1,710,346	1,747,160
Fannie Mae, 4.81%, 8/01/15	1,647,214	1,682,812
Fannie Mae, 5.447%, 11/01/15	4,331,156	4,483,632
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,904,097	2,013,163
Fannie Mae, 5.133%, 2/01/16	827,976	866,464
Fannie Mae, 5.432%, 2/01/16	3,511,304	3,692,946
Fannie Mae, 5.273%, 4/01/16	1,262,785	1,331,820
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	5,026,277	5,748,773
Fannie Mae, 5.732%, 7/01/16	3,279,903	3,527,481
Fannie Mae, 5.09%, 12/01/16	586,877	633,868
Fannie Mae, 5.27%, 12/01/16	618,193	669,324
Fannie Mae, 5.45%, 12/01/16 - 4/01/17	728,460	793,131
Fannie Mae, 5.012%, 1/01/17	1,666,611	1,690,086
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,905,181	3,138,691
Fannie Mae, 5.06%, 1/01/17	1,740,365	1,854,711
Fannie Mae, 5.3%, 4/01/17	713,267	762,732
Fannie Mae, 5.508%, 4/01/17	1,320,511	1,416,763
Fannie Mae, 5.38%, 5/01/17	1,885,429	2,023,944
Fannie Mae, 1.9%, 6/01/17	794,696	804,078
Fannie Mae, 5.5%, 8/01/17 - 8/01/38	49,126,694	54,825,390
Fannie Mae, 6%, 8/01/17 - 12/01/37	13,834,910	15,508,492
Fannie Mae, 3.306%, 12/01/17	4,720,244	4,965,337
Fannie Mae, 5.205%, 1/01/18	558,843	590,188
Fannie Mae, 3.8%, 2/01/18	1,662,320	1,780,405
Fannie Mae, 3.91%, 2/01/18	1,654,888	1,767,971
Fannie Mae, 4%, 3/01/18 - 2/01/41	23,449,780	24,901,366
Fannie Mae, 4.19%, 3/01/18	875,262	942,478
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,721,496
Fannie Mae, 5.37%, 5/01/18	1,853,594	2,082,022
Fannie Mae, 5.68%, 6/01/18	1,073,799	1,200,072
Fannie Mae, 2.578%, 9/25/18	9,100,000	9,391,455
Fannie Mae, 2.43%, 1/01/19	1,267,479	1,301,680

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.6%, 1/01/19	$1,161,839	$1,303,440
Fannie Mae, 5.47%, 2/01/19	371,907	420,714
Fannie Mae, 5%, 4/01/19 - 5/01/41	40,069,290	43,990,490
Fannie Mae, 5.28%, 4/01/19	556,906	628,266
Fannie Mae, 4.84%, 5/01/19	579,429	646,295
Fannie Mae, 4.5%, 6/01/19 - 5/01/41	28,606,272	30,892,117
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,541,404	1,726,049
Fannie Mae, 4.864%, 8/01/19	4,259,820	4,777,863
Fannie Mae, 4.67%, 9/01/19	1,180,000	1,313,549
Fannie Mae, 4.94%, 9/01/19	409,171	459,310
Fannie Mae, 4.88%, 3/01/20	782,157	854,854
Fannie Mae, 4.14%, 8/01/20	1,394,959	1,530,842
Fannie Mae, 3.87%, 9/01/20	1,791,977	1,944,492
Fannie Mae, 5.19%, 9/01/20	1,848,817	2,013,115
Fannie Mae, 2.41%, 5/01/23	1,595,879	1,566,872
Fannie Mae, 2.55%, 5/01/23	1,377,680	1,366,494
Fannie Mae, 2.59%, 5/01/23	871,018	866,083
Fannie Mae, 4.5%, 5/01/25	791,451	844,837
Fannie Mae, 3%, 3/01/27 - 4/01/27	9,403,533	9,771,994
Fannie Mae, 2.5%, 5/01/28	2,667,634	2,713,927
Fannie Mae, 3.5%, 1/01/42	6,372,894	6,583,109
Fannie Mae, 3.5%, 4/01/43	10,846,070	11,180,352
Fannie Mae, TBA, 3%, 10/01/29	11,407,000	11,798,759
Fannie Mae, TBA, 4%, 10/01/44 - 11/01/44	86,414,000	91,257,881
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,261,604
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	1,461,452	1,638,739
Freddie Mac, 1.655%, 11/25/16	8,873,478	9,003,208
Freddie Mac, 6%, 8/01/17 - 10/01/38	12,040,821	13,487,694
Freddie Mac, 3.882%, 11/25/17	5,323,000	5,718,057
Freddie Mac, 3.154%, 2/25/18	5,293,000	5,580,802
Freddie Mac, 2.412%, 8/25/18	7,256,000	7,457,898
Freddie Mac, 5%, 9/01/18 - 6/01/40	12,314,533	13,572,720
Freddie Mac, 2.303%, 9/25/18	2,438,882	2,493,189
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,891,053
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,534,763
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,770,912
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,100,453
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,071,639
Freddie Mac, 4.251%, 1/25/20	3,106,000	3,425,524
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,062,978
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,721,338
Freddie Mac, 2.757%, 5/25/20	5,233,929	5,427,129
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	10,191,859	10,701,585

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.856%, 1/25/21	$4,724,000	$4,881,390
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	14,793,179	16,499,959
Freddie Mac, 2.682%, 10/25/22	2,394,000	2,399,444
Freddie Mac, 4.5%, 11/01/22 - 4/01/44	69,250,905	74,921,767
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,367,974
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,833,890
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,125,319
Freddie Mac, 3.458%, 8/25/23	4,600,000	4,850,521
Freddie Mac, 4%, 7/01/25 - 11/01/43	11,561,360	12,273,224
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	49,681,263	50,397,950
Freddie Mac, 3.5%, 12/01/41 - 3/01/43	56,108,605	57,748,592
Freddie Mac, 3%, 4/01/43 - 5/01/43	27,998,612	28,015,375
Freddie Mac, TBA, 4%, 10/01/44	2,944,000	3,104,053
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	11,137,471	12,525,904
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	26,682,049	29,193,855
Ginnie Mae, 4%, 10/15/39 - 4/20/41	5,760,198	6,154,698
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	45,408,297	47,315,101
Ginnie Mae, 3%, 7/20/43	13,378,370	13,595,467
Ginnie Mae, 5.612%, 4/20/58	4,302,839	4,431,597
Ginnie Mae, 6.357%, 4/20/58	1,944,417	2,034,488
Ginnie Mae, TBA, 4%, 10/01/44	33,964,000	36,114,617

		$955,351,980
Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,187,915

U.S. Government Agencies and Equivalents - 3.4%
Aid-Egypt, 4.45%, 9/15/15	$6,204,000	$6,462,037
Government of Ukraine, 1.844%, 5/16/19	7,271,000	7,267,365
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	5,532,000	5,532,000
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,795,490
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,424,133
Small Business Administration, 6.35%, 4/01/21	437,671	475,675
Small Business Administration, 6.34%, 5/01/21	458,000	495,953
Small Business Administration, 6.44%, 6/01/21	455,136	498,485
Small Business Administration, 6.625%, 7/01/21	460,246	502,381
Small Business Administration, 6.07%, 3/01/22	489,996	530,229
Small Business Administration, 4.98%, 11/01/23	654,089	709,802
Small Business Administration, 4.89%, 12/01/23	1,564,800	1,683,086
Small Business Administration, 4.77%, 4/01/24	1,549,979	1,645,651
Small Business Administration, 5.52%, 6/01/24	959,812	1,048,338
Small Business Administration, 4.99%, 9/01/24	1,545,986	1,672,470
Small Business Administration, 4.86%, 10/01/24	1,034,625	1,107,067
Small Business Administration, 4.86%, 1/01/25	1,711,019	1,839,360

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.11%, 4/01/25	$1,511,774	$1,642,288
Small Business Administration, 2.21%, 2/01/33	3,075,768	2,974,940
Small Business Administration, 2.22%, 3/01/33	5,741,096	5,553,942
Small Business Administration, 3.15%, 7/01/33	5,087,434	5,217,426
Small Business Administration, 3.16%, 8/01/33	1,865,482	1,910,585
Small Business Administration, 3.62%, 9/01/33	1,963,561	2,080,840
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,256,441
Tunisian Republic, 2.452%, 7/24/21	4,063,000	4,088,191
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	310,000	312,756
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	141,667

		$71,868,598
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$3,933,616
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,917,899
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	8,045,706
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,416,319
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,285,996
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,196,447
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,571,801
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	11,824,887
U.S. Treasury Bonds, 4.5%, 8/15/39	64,440,300	81,718,355
U.S. Treasury Bonds, 3.125%, 2/15/43	28,535,600	28,803,121
U.S. Treasury Notes, 4%, 2/15/15	13,740,000	13,983,129
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	161,986,000	164,434,742
U.S. Treasury Notes, 0.375%, 2/15/16	132,408,600	132,563,783
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,963,707
U.S. Treasury Notes, 0.875%, 12/31/16	101,987,000	102,449,103
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,706,170
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,358,678
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,496,897
U.S. Treasury Notes, 3.125%, 5/15/19	39,313,000	42,052,644
U.S. Treasury Notes, 1%, 6/30/19	35,000,000	33,982,830
U.S. Treasury Notes, 2.625%, 8/15/20	15,874,000	16,553,598
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,706,130
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	68,550,340
U.S. Treasury Notes, 1.75%, 5/15/22	59,944,000	58,314,243
U.S. Treasury Notes, 2.5%, 8/15/23	634,000	646,036
U.S. Treasury Notes, 2.75%, 2/15/24	20,343,000	21,099,515

		$876,575,692
Total Bonds (Identified Cost, $2,013,376,075)		$2,071,754,641

10

Portfolio of Investments (unaudited) – continued

Money Market Funds - 9.2%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	196,320,530	$196,320,530
Total Investments (Identified Cost, $2,209,696,605)		$2,268,075,171

Other Assets, Less Liabilities - (6.4)%		(136,015,899)
Net Assets - 100.0%		$2,132,059,272

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 8/31/14

Futures Contracts Outstanding at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	65	$10,107,500	December - 2014	$46,491
U.S. Treasury Note 10 yr (Long)	USD	620	77,984,375	December - 2014	80,034

					$126,525

At August 31, 2014, the fund had liquid securities with an aggregate value of $1,038,468 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,013,376,075)	$2,071,754,641
Underlying affiliated funds, at cost and value	196,320,530
Total investments, at value (identified cost, $2,209,696,605)	$2,268,075,171
Receivables for
Investments sold	402,885
Fund shares sold	2,743,526
Interest	8,497,597
Other assets	2,662
Total assets	$2,279,721,841
Liabilities
Payable to custodian	$827
Payables for
Distributions	412,317
Daily variation margin on open futures contracts	57,030
Investments purchased	616,878
TBA purchase commitments	143,864,387
Fund shares reacquired	1,164,247
Payable to affiliates
Investment adviser	88,067
Shareholder servicing costs	1,234,231
Distribution and service fees	35,302
Payable for independent Trustees’ compensation	53,265
Accrued expenses and other liabilities	136,018
Total liabilities	$147,662,569
Net assets	$2,132,059,272
Net assets consist of
Paid-in capital	$2,121,726,240
Unrealized appreciation (depreciation) on investments	58,505,091
Accumulated net realized gain (loss) on investments	(42,458,362)
Accumulated distributions in excess of net investment income	(5,713,697)
Net assets	$2,132,059,272
Shares of beneficial interest outstanding	210,677,395

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$688,494,388	68,002,955	$10.12
Class B	25,554,936	2,527,316	10.11
Class C	52,629,779	5,188,468	10.14
Class I	18,623,259	1,839,964	10.12
Class R1	5,273,769	521,436	10.11
Class R2	141,784,356	14,018,857	10.11
Class R3	99,992,613	9,879,216	10.12
Class R4	73,677,050	7,275,361	10.13
Class R5	1,026,029,122	101,423,822	10.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.62 [100 / 95.25 x $10.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$25,535,752
Dividends from underlying affiliated funds	106,166
Total investment income	$25,641,918
Expenses
Management fee	$4,231,431
Distribution and service fees	1,790,869
Shareholder servicing costs	1,312,860
Administrative services fee	134,718
Independent Trustees’ compensation	23,587
Custodian fee	112,325
Shareholder communications	73,707
Audit and tax fees	29,555
Legal fees	10,328
Miscellaneous	103,945
Total expenses	$7,823,325
Fees paid indirectly	(58)
Reduction of expenses by investment adviser and distributor	(66,976)
Net expenses	$7,756,291
Net investment income	$17,885,627
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$4,488,178
Futures contracts	2,887,699
Net realized gain (loss) on investments	$7,375,877
Change in unrealized appreciation (depreciation)
Investments	$13,185,556
Futures contracts	113,424
Net unrealized gain (loss) on investments	$13,298,980
Net realized and unrealized gain (loss) on investments	$20,674,857
Change in net assets from operations	$38,560,484

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/14	Year ended 2/28/14
Change in net assets	(unaudited)
From operations
Net investment income	$17,885,627	$38,281,794
Net realized gain (loss) on investments	7,375,877	(9,152,204)
Net unrealized gain (loss) on investments	13,298,980	(47,585,373)
Change in net assets from operations	$38,560,484	$(18,455,783)
Distributions declared to shareholders
From net investment income	$(23,601,688)	$(47,334,608)
From net realized gain on investments	—	(6,619,454)
Total distributions declared to shareholders	$(23,601,688)	$(53,954,062)
Change in net assets from fund share transactions	$50,687,676	$36,869,356
Total change in net assets	$65,646,472	$(35,540,489)
Net assets
At beginning of period	2,066,412,800	2,101,953,289
At end of period (including accumulated distributions in excess of net investment income of $5,713,697 and undistributed net investment income of $2,364, respectively)	$2,132,059,272	$2,066,412,800

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class A			2014		2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.05		$10.41		$10.54	$10.13	$10.15		$9.92
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.20	$0.25	$0.30		$0.35
Net realized and unrealized gain (loss) on investments	0.10		(0.29	)(b)	(0.02)	0.46	(0.00	)(w)	0.27
Total from investment operations	$0.18		$(0.11)		$0.18	$0.71	$0.30		$0.62
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22	)(b)	$(0.26)	$(0.30)	$(0.32)		$(0.39)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—		—
Total distributions declared to shareholders	$(0.11)		$(0.25)		$(0.31)	$(0.30)	$(0.32)		$(0.39)
Net asset value, end of period (x)	$10.12		$10.05		$10.41	$10.54	$10.13		$10.15
Total return (%) (r)(s)(t)(x)	1.77	(n)	(1.00)		1.74	7.04	2.96		6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88		0.87	0.86	0.87		0.88
Expenses after expense reductions (f)	0.86	(a)	0.87		0.87	0.86	0.87		0.88
Net investment income	1.56	(a)	1.76		1.88	2.39	2.88		3.49
Portfolio turnover	34	(n)	112		81	49	34		32
Net assets at end of period (000 omitted)	$688,494		$698,251		$847,276	$981,980	$915,576		$923,918

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class B			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.04		$10.39		$10.53	$10.11	$10.14	$9.91
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10		$0.12	$0.17	$0.22	$0.28
Net realized and unrealized gain (loss) on investments	0.10		(0.27	)(b)	(0.03)	0.47	(0.01)	0.26
Total from investment operations	$0.14		$(0.17)		$0.09	$0.64	$0.21	$0.54
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15	)(b)	$(0.18)	$(0.22)	$(0.24)	$(0.31)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.18)		$(0.23)	$(0.22)	$(0.24)	$(0.31)
Net asset value, end of period (x)	$10.11		$10.04		$10.39	$10.53	$10.11	$10.14
Total return (%) (r)(s)(t)(x)	1.39	(n)	(1.65)		0.88	6.35	2.09	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63		1.62	1.61	1.62	1.63
Expenses after expense reductions (f)	1.62	(a)	1.63		1.62	1.61	1.62	1.63
Net investment income	0.81	(a)	1.00		1.13	1.66	2.15	2.75
Portfolio turnover	34	(n)	112		81	49	34	32
Net assets at end of period (000 omitted)	$25,555		$28,208		$44,012	$46,645	$53,577	$74,842

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class C			2014		2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.07		$10.43		$10.57	$10.15	$10.17		$9.95
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10		$0.12	$0.17	$0.22		$0.27
Net realized and unrealized gain (loss) on investments	0.10		(0.28	)(b)	(0.02)	0.47	(0.00	)(w)	0.26
Total from investment operations	$0.14		$(0.18)		$0.10	$0.64	$0.22		$0.53
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15	)(b)	$(0.19)	$(0.22)	$(0.24)		$(0.31)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—		—
Total distributions declared to shareholders	$(0.07)		$(0.18)		$(0.24)	$(0.22)	$(0.24)		$(0.31)
Net asset value, end of period (x)	$10.14		$10.07		$10.43	$10.57	$10.15		$10.17
Total return (%) (r)(s)(t)(x)	1.39	(n)	(1.73)		0.88	6.33	2.19		5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63		1.62	1.61	1.62		1.62
Expenses after expense reductions (f)	1.62	(a)	1.63		1.62	1.61	1.62		1.62
Net investment income	0.80	(a)	0.99		1.13	1.64	2.12		2.71
Portfolio turnover	34	(n)	112		81	49	34		32
Net assets at end of period (000 omitted)	$52,630		$58,229		$101,229	$112,961	$111,328		$116,622

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class I			2014		2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.05		$10.41		$10.54	$10.12	$10.15		$9.92
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.25	$0.27	$0.32		$0.38
Net realized and unrealized gain (loss) on investments	0.10		(0.28	)(b)	(0.04)	0.47	(0.00	)(w)	0.26
Total from investment operations	$0.19		$(0.08)		$0.21	$0.74	$0.32		$0.64
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25	)(b)	$(0.29)	$(0.32)	$(0.35)		$(0.41)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—		—
Total distributions declared to shareholders	$(0.12)		$(0.28)		$(0.34)	$(0.32)	$(0.35)		$(0.41)
Net asset value, end of period (x)	$10.12		$10.05		$10.41	$10.54	$10.12		$10.15
Total return (%) (r)(s)(x)	1.89	(n)	(0.75)		1.99	7.41	3.11		6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63		0.59	0.61	0.62		0.63
Expenses after expense reductions (f)	0.62	(a)	0.63		0.59	0.60	0.62		0.63
Net investment income	1.80	(a)	1.98		2.33	2.64	3.13		3.73
Portfolio turnover	34	(n)	112		81	49	34		32
Net assets at end of period (000 omitted)	$18,623		$20,974		$40,628	$562,634	$434,682		$318,667

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class R1			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.04		$10.40		$10.53	$10.11	$10.14	$9.91
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10		$0.12	$0.17	$0.22	$0.28
Net realized and unrealized gain (loss) on investments	0.10		(0.28	)(b)	(0.02)	0.47	(0.01)	0.26
Total from investment operations	$0.14		$(0.18)		$0.10	$0.64	$0.21	$0.54
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15	)(b)	$(0.18)	$(0.22)	$(0.24)	$(0.31)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.18)		$(0.23)	$(0.22)	$(0.24)	$(0.31)
Net asset value, end of period (x)	$10.11		$10.04		$10.40	$10.53	$10.11	$10.14
Total return (%) (r)(s)(x)	1.39	(n)	(1.74)		0.98	6.35	2.09	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63		1.62	1.61	1.62	1.63
Expenses after expense reductions (f)	1.62	(a)	1.63		1.62	1.61	1.62	1.63
Net investment income	0.81	(a)	1.00		1.14	1.64	2.14	2.74
Portfolio turnover	34	(n)	112		81	49	34	32
Net assets at end of period (000 omitted)	$5,274		$5,345		$6,647	$7,902	$7,219	$6,246

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class R2			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.04		$10.40		$10.53	$10.11	$10.14	$9.91
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15		$0.17	$0.22	$0.27	$0.32
Net realized and unrealized gain (loss) on investments	0.09		(0.28	)(b)	(0.01)	0.47	(0.01)	0.27
Total from investment operations	$0.16		$(0.13)		$0.16	$0.69	$0.26	$0.59
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20	)(b)	$(0.24)	$(0.27)	$(0.29)	$(0.36)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.23)		$(0.29)	$(0.27)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$10.11		$10.04		$10.40	$10.53	$10.11	$10.14
Total return (%) (r)(s)(x)	1.64	(n)	(1.25)		1.48	6.88	2.60	6.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13		1.12	1.11	1.12	1.13
Expenses after expense reductions (f)	1.12	(a)	1.13		1.12	1.11	1.12	1.12
Net investment income	1.31	(a)	1.51		1.63	2.13	2.62	3.22
Portfolio turnover	34	(n)	112		81	49	34	32
Net assets at end of period (000 omitted)	$141,784		$142,396		$165,865	$168,809	$123,672	$73,052

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class R3			2014		2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.05		$10.40		$10.54	$10.12	$10.15		$9.92
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.20	$0.25	$0.29		$0.35
Net realized and unrealized gain (loss) on investments	0.10		(0.28	)(b)	(0.03)	0.46	(0.00	)(w)	0.27
Total from investment operations	$0.18		$(0.10)		$0.17	$0.71	$0.29		$0.62
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22	)(b)	$(0.26)	$(0.29)	$(0.32)		$(0.39)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—		—
Total distributions declared to shareholders	$(0.11)		$(0.25)		$(0.31)	$(0.29)	$(0.32)		$(0.39)
Net asset value, end of period (x)	$10.12		$10.05		$10.40	$10.54	$10.12		$10.15
Total return (%) (r)(s)(x)	1.77	(n)	(0.90)		1.64	7.14	2.86		6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88		0.87	0.86	0.87		0.88
Expenses after expense reductions (f)	0.87	(a)	0.87		0.87	0.86	0.87		0.87
Net investment income	1.56	(a)	1.76		1.88	2.36	2.87		3.47
Portfolio turnover	34	(n)	112		81	49	34		32
Net assets at end of period (000 omitted)	$99,993		$98,701		$104,515	$107,150	$70,988		$46,780

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/29, 2/28
Class R4			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.06		$10.41		$10.55	$10.13	$10.15	$9.93
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20		$0.22	$0.27	$0.32	$0.37
Net realized and unrealized gain (loss) on investments	0.10		(0.27	)(b)	(0.02)	0.47	0.01 (g)	0.26
Total from investment operations	$0.19		$(0.07)		$0.20	$0.74	$0.33	$0.63
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25	)(b)	$(0.29)	$(0.32)	$(0.35)	$(0.41)
From net realized gain on investments	—		(0.03	)(b)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.28)		$(0.34)	$(0.32)	$(0.35)	$(0.41)
Net asset value, end of period (x)	$10.13		$10.06		$10.41	$10.55	$10.13	$10.15
Total return (%) (r)(s)(x)	1.89	(n)	(0.65)		1.89	7.40	3.22	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.63		0.62	0.60	0.63	0.63
Expenses after expense reductions (f)	0.62	(a)	0.62		0.62	0.60	0.63	0.62
Net investment income	1.80	(a)	2.01		2.10	2.61	3.10	3.71
Portfolio turnover	34	(n)	112		81	49	34	32
Net assets at end of period (000 omitted)	$73,677		$70,549		$70,662	$51,626	$27,022	$11,337

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28
Class R5			2014		2013 (i)
	(unaudited)
Net asset value, beginning of period	$10.05		$10.40		$10.53
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.27	)(b)	(0.06)
Total from investment operations	$0.19		$(0.06)		$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26	)(b)	$(0.20)
From net realized gain on investments	—		(0.03	)(b)	—
Total distributions declared to shareholders	$(0.12)		$(0.29)		$(0.20)
Net asset value, end of period (x)	$10.12		$10.05		$10.40
Total return (%) (r)(s)(x)	1.95	(n)	(0.54)		0.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.51		0.54	(a)
Expenses after expense reductions (f)	0.50	(a)	0.51		0.54	(a)
Net investment income	1.92	(a)	2.13		1.81	(a)
Portfolio turnover	34	(n)	112		81
Net assets at end of period (000 omitted)	$1,026,029		$943,761		$721,119

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(b)	After the fund issued its February 28, 2014 financial statements, the fund determined that distributions per share from net investment income and distributions per share from net realized gain on investments were incorrectly shown as additions to net asset value per share rather than as reductions, resulting in a corresponding offset to net realized and unrealized gain (loss) on investments per share. Accordingly, the distributions per share and net realized gain on investments per share have been updated. The correction increases net realized and unrealized gain (loss) on investments per share, decreases distributions from net investment income per share and decreases distributions from net realized gain on investments per share $0.50, $0.44 and $0.06 for Class A and Class R3; $0.36, $0.30 and $0.06 for Class B, Class C and Class R1; $0.56, $0.50 and $0.06 for Class I and Class R4; $0.46, $0.40 and $0.06 for Class R2; and $0.58, $0.52, $0.06 for Class R5, respectively. The correction had no impact on net assets, net asset value per share or total return of each class.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

26

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

27

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,039,406,604	$—	$1,039,406,604
Non-U.S. Sovereign Debt	—	3,187,915	—	3,187,915
U.S. Corporate Bonds	—	10,926,094	—	10,926,094
Residential Mortgage-Backed Securities	—	955,351,980	—	955,351,980
Commercial Mortgage-Backed Securities	—	62,882,048	—	62,882,048
Mutual Funds	196,320,530	—	—	196,320,530
Total Investments	$196,320,530	$2,071,754,641	$—	$2,268,075,171

Other Financial Instruments
Futures Contracts	$126,525	$—	$—	$126,525

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$126,525

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$2,887,699

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$113,424

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

29

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

31

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/14
Ordinary income (including any short-term capital gains)	$53,954,062

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/14
Cost of investments	$2,209,958,186
Gross appreciation	64,462,510
Gross depreciation	(6,345,525)
Net unrealized appreciation (depreciation)	$58,116,985

As of 2/28/14
Undistributed ordinary income	4,333,995
Capital loss carryforwards	(16,219,770)
Post-October capital loss deferral	(1,946,752)
Other temporary differences	(5,007,603)
Net unrealized appreciation (depreciation)	14,214,366

32

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(7,870,930)
Long-Term	(8,348,840)
Total	$(16,219,770)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/14	Year ended 2/28/14	Six months ended 8/31/14	Year ended 2/28/14
Class A	$7,296,850	$16,599,827	$—	$2,545,083
Class B	182,665	503,035	—	126,410
Class C	376,737	1,094,015	—	285,650
Class I	227,835	742,543	—	119,771
Class R1	36,252	82,315	—	18,634
Class R2	1,327,952	2,935,046	—	493,835
Class R3	1,057,299	2,281,830	—	340,540
Class R4	842,038	1,687,754	—	218,191
Class R5	12,254,060	21,408,243	—	2,471,340
Total	$23,601,688	$47,334,608	$—	$6,619,454

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2014, this management fee reduction amounted to $46,157, which is included in the reduction of total expenses in

33

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The management fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $132,259 for the six months ended August 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$868,909
Class B	0.75%	0.25%	1.00%	1.00%	134,212
Class C	0.75%	0.25%	1.00%	1.00%	276,685
Class R1	0.75%	0.25%	1.00%	1.00%	26,708
Class R2	0.25%	0.25%	0.50%	0.50%	358,394
Class R3	—	0.25%	0.25%	0.25%	125,961
Total Distribution and Service Fees					$1,790,869

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2014, this rebate amounted to $18,509, $141, $9, and $6 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

34

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2014, were as follows:

Amount
Class A	$27,907
Class B	29,807
Class C	1,742

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2014, the fee was $193,246, which equated to 0.0183% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $729,824.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2014, these costs for the fund amounted to $389,790 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent

35

Notes to Financial Statements (unaudited) – continued

Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,746 and the Retirement Deferral plan resulted in an expense of $446. Both amounts are included in independent Trustees’ compensation for the six months ended August 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $52,332 at August 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended August 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,677 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,154, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended August 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$736,600,398	$668,718,054
Investments (non-U.S. Government securities)	$38,306,470	$8,863,507

36

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,782,181	$88,425,059	14,080,093	$142,636,059
Class B	92,623	930,230	283,664	2,899,313
Class C	339,988	3,429,160	844,314	8,628,824
Class I	307,227	3,094,235	1,049,600	10,687,176
Class R1	46,174	464,444	110,936	1,119,255
Class R2	940,319	9,440,785	2,625,758	26,567,943
Class R3	1,319,404	13,275,243	3,352,214	34,136,677
Class R4	1,113,608	11,201,009	1,904,389	19,277,307
Class R5	7,626,979	76,596,180	23,416,145	236,910,312
	20,568,503	$206,856,345	47,667,113	$482,862,866

Shares issued to shareholders in reinvestment of distributions
Class A	509,043	$5,127,322	1,352,204	$13,694,550
Class B	17,538	176,385	57,513	582,189
Class C	27,058	273,037	100,602	1,022,649
Class I	14,033	141,318	40,362	409,006
Class R1	3,592	36,137	9,957	100,802
Class R2	124,810	1,255,901	316,642	3,203,039
Class R3	104,960	1,056,943	259,117	2,621,905
Class R4	66,772	672,952	155,305	1,572,129
Class R5	1,217,231	12,254,106	2,363,750	23,879,560
	2,085,037	$20,994,101	4,655,452	$47,085,829

Shares reacquired
Class A	(10,742,701)	$(108,114,582)	(27,389,621)	$(277,118,802)
Class B	(392,225)	(3,937,930)	(1,766,066)	(17,866,030)
Class C	(959,253)	(9,665,268)	(4,871,157)	(49,437,235)
Class I	(568,170)	(5,714,022)	(2,907,146)	(29,363,430)
Class R1	(60,471)	(607,322)	(228,064)	(2,319,835)
Class R2	(1,224,893)	(12,315,014)	(4,717,216)	(47,784,438)
Class R3	(1,365,778)	(13,747,032)	(3,835,483)	(38,793,912)
Class R4	(920,605)	(9,261,714)	(1,831,448)	(18,581,291)
Class R5	(1,371,750)	(13,799,886)	(1,171,501)	(11,814,366)
	(17,605,846)	$(177,162,770)	(48,717,702)	$(493,079,339)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Net change
Class A	(1,451,477)	$(14,562,201)	(11,957,324)	$(120,788,193)
Class B	(282,064)	(2,831,315)	(1,424,889)	(14,384,528)
Class C	(592,207)	(5,963,071)	(3,926,241)	(39,785,762)
Class I	(246,910)	(2,478,469)	(1,817,184)	(18,267,248)
Class R1	(10,705)	(106,741)	(107,171)	(1,099,778)
Class R2	(159,764)	(1,618,328)	(1,774,816)	(18,013,456)
Class R3	58,586	585,154	(224,152)	(2,035,330)
Class R4	259,775	2,612,247	228,246	2,268,145
Class R5	7,472,460	75,050,400	24,608,394	248,975,506
	5,047,694	$50,687,676	3,604,863	$36,869,356

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 30%, 14%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund and the MFS Lifetime 2025 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2014, the fund’s commitment fee and interest expense were $4,190 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

38

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	275,347,466	181,869,272	(260,896,208)	196,320,530

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$106,166	$196,320,530

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

40

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The

42

Board Review of Investment Advisory Agreement – continued

Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2014

MFS® NEW DISCOVERY VALUE FUND

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to gain strength. Manufacturing output, construction activity and consumer confidence are all at multi-year highs, auto sales are robust, and

U.S. labor market reports show broad progress. Even a slowdown in the pace of rising house prices is seen as making the market more sustainable. Economists have a favorable outlook, and broad stock indices reflect that.

However, challenges dominate the rest of the global economy. China is struggling to boost its industrial output and Japan’s economic turnaround appears to have hit a setback after its sales tax increase in April. The eurozone economy is being held back by persistently high unemployment and dangerously low inflation, leading the European Central Bank to take more aggressive stimulus action. With robust corporate earnings, the market’s greatest concerns relate to conflicts in the Middle East and Ukraine. In addition, speculation continues on when the U.S. Federal Reserve will begin tightening its monetary policy now that the U.S. economy has regained some traction.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

October 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Corporate Office Properties Trust, REIT	1.5%
Everest Re Group Ltd.	1.5%
Cinemark Holdings, Inc.	1.5%
Resources Connection, Inc.	1.5%
NASDAQ OMX Group, Inc.	1.5%
PrivateBancorp, Inc.	1.4%
TCF Financial Corp.	1.4%
CAI International, Inc.	1.4%
Huntington Bancshares, Inc.	1.3%
NICE Systems Ltd., ADR	1.3%

Equity sectors
Financial Services	30.2%
Technology	9.9%
Industrial Goods & Services	9.4%
Energy	7.6%
Special Products & Services	7.4%
Retailing	7.0%
Basic Materials	6.3%
Leisure	6.0%
Health Care	4.6%
Utilities & Communications	3.4%
Transportation	3.2%
Consumer Staples	1.2%
Autos & Housing	1.0%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 8/31/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2014 through August 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/14	Ending Account Value 8/31/14	Expenses Paid During Period (p) 3/01/14-8/31/14
A	Actual	1.45%	$1,000.00	$1,022.34	$7.39
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
B	Actual	2.20%	$1,000.00	$1,018.70	$11.19
	Hypothetical (h)	2.20%	$1,000.00	$1,014.12	$11.17
C	Actual	2.19%	$1,000.00	$1,017.96	$11.14
	Hypothetical (h)	2.19%	$1,000.00	$1,014.17	$11.12
I	Actual	1.20%	$1,000.00	$1,023.80	$6.12
	Hypothetical (h)	1.20%	$1,000.00	$1,019.16	$6.11
R1	Actual	2.20%	$1,000.00	$1,017.92	$11.19
	Hypothetical (h)	2.20%	$1,000.00	$1,014.12	$11.17
R2	Actual	1.70%	$1,000.00	$1,020.80	$8.66
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64
R3	Actual	1.45%	$1,000.00	$1,022.29	$7.39
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
R4	Actual	1.20%	$1,000.00	$1,023.78	$6.12
	Hypothetical (h)	1.20%	$1,000.00	$1,019.16	$6.11
R5	Actual	1.13%	$1,000.00	$1,024.55	$5.77
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 0.9%
Guess?, Inc.	123,345	$2,891,205

Broadcasting - 1.3%
Stroer Out-of-Home Media AG	187,175	$4,193,253

Brokerage & Asset Managers - 2.7%
FXCM, Inc., “A”	195,247	$2,829,129
GAIN Capital Holdings, Inc.	227,864	1,437,822
NASDAQ OMX Group, Inc.	111,665	4,854,078

		$9,121,029
Business Services - 5.5%
Forrester Research, Inc.	82,011	$3,186,947
Global Payments, Inc.	61,695	4,486,460
RE/MAX Holdings, Inc., “A”	105,238	3,190,816
Resources Connection, Inc.	321,919	4,928,580
Serco Group PLC	492,426	2,537,524

		$18,330,327
Computer Software - 1.0%
Rovi Corp. (a)	144,197	$3,335,277

Computer Software - Systems - 3.2%
Ingram Micro, Inc., “A” (a)	152,314	$4,391,213
Model N, Inc. (a)	185,608	1,715,018
NICE Systems Ltd., ADR	114,048	4,494,632

		$10,600,863
Construction - 1.0%
Beacon Roofing Supply, Inc. (a)	57,324	$1,634,880
Interface, Inc.	98,866	1,683,688

		$3,318,568
Consumer Products - 1.2%
Sensient Technologies Corp.	71,590	$4,016,915

Consumer Services - 1.9%
Capella Education Co.	29,139	$1,897,240
Carriage Services, Inc.	100,468	1,872,724

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Servicemaster Global Holdings, Inc. (a)	101,501	$2,491,850

		$6,261,814
Containers - 1.1%
Greif, Inc., “A”	76,974	$3,686,285

Electrical Equipment - 0.9%
Advanced Drainage Systems, Inc. (a)	157,128	$2,980,718

Electronics - 4.4%
Lattice Semiconductor Corp. (a)	266,595	$2,002,128
MaxLinear, Inc., “A” (a)	303,615	2,814,511
Micrel, Inc.	310,767	3,893,911
MKS Instruments, Inc.	46,592	1,581,332
Rubicon Technology, Inc. (a)(l)	303,973	1,896,792
Ultratech, Inc. (a)	99,615	2,576,044

		$14,764,718
Energy - Independent - 3.7%
Energen Corp.	42,203	$3,396,497
Memorial Resource Development Corp. (a)	89,693	2,643,253
Rosetta Resources, Inc. (a)	44,339	2,216,950
SM Energy Co.	35,699	3,178,639
Walter Energy, Inc.	160,257	895,837

		$12,331,176
Entertainment - 3.1%
AMC Entertainment Holdings, Inc., “A”	147,451	$3,490,165
Cinemark Holdings, Inc.	142,004	5,011,321
International Speedway Corp.	51,381	1,720,750

		$10,222,236
Food & Drug Stores - 0.4%
Brazil Pharma S.A. (a)	756,411	$1,412,463

Health Maintenance Organizations - 0.7%
Molina Healthcare, Inc. (a)	50,757	$2,428,215

Insurance - 7.8%
Allied World Assurance Co.	113,706	$4,205,985
Aspen Insurance Holdings Ltd.	51,679	2,197,391
Everest Re Group Ltd.	30,814	5,048,566
Hanover Insurance Group, Inc.	56,403	3,578,770
Safety Insurance Group, Inc.	41,824	2,308,685

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Stewart Information Services Corp.	75,315	$2,426,649
Symetra Financial Corp.	126,627	3,082,101
Third Point Reinsurance Ltd. (a)	204,843	3,138,195

		$25,986,342
Leisure & Toys - 1.6%
Brunswick Corp.	69,712	$2,997,616
Callaway Golf Co.	328,231	2,497,838

		$5,495,454
Machinery & Tools - 7.2%
Columbus McKinnon Corp.	135,528	$3,396,332
Douglas Dynamics, Inc.	198,558	3,959,247
Herman Miller, Inc.	98,836	2,937,406
Joy Global, Inc.	67,694	4,274,876
Kennametal, Inc.	72,438	3,245,947
Polypore International, Inc. (a)	59,547	2,669,492
Regal Beloit Corp.	52,012	3,696,493

		$24,179,793
Major Banks - 1.3%
Huntington Bancshares, Inc.	457,875	$4,507,779

Medical & Health Technology & Services - 2.6%
Cross Country Healthcare, Inc. (a)	409,212	$3,265,512
IPC The Hospitalist Co., Inc. (a)	51,587	2,493,716
MEDNAX, Inc. (a)	51,841	2,967,897

		$8,727,125
Medical Equipment - 1.3%
Teleflex, Inc.	39,533	$4,328,073

Metals & Mining - 2.6%
GrafTech International Ltd. (a)	393,423	$3,434,583
Horsehead Holding Corp. (a)	101,783	2,054,999
Iluka Resources Ltd.	396,790	3,298,180

		$8,787,762
Natural Gas - Distribution - 0.9%
AGL Resources, Inc.	55,400	$2,953,374

Natural Gas - Pipeline - 0.5%
StealthGas, Inc. (a)	174,543	$1,708,776

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.4%
Ixia (a)	303,217	$2,916,948
Polycom, Inc. (a)	124,632	1,651,374

		$4,568,322
Oil Services - 3.9%
Helix Energy Solutions Group, Inc. (a)	118,214	$3,229,606
Superior Energy Services, Inc.	66,466	2,382,141
Tesco Corp.	165,519	3,512,313
Tidewater, Inc.	78,083	3,972,082

		$13,096,142
Other Banks & Diversified Financials - 11.8%
Berkshire Hills Bancorp, Inc.	95,396	$2,349,603
Brookline Bancorp, Inc.	406,619	3,720,564
CAI International, Inc. (a)	234,300	4,543,077
Cathay General Bancorp, Inc.	135,190	3,520,348
EZCORP, Inc., “A” (a)	284,994	3,029,486
First Interstate BancSystem, Inc.	124,472	3,300,997
PrivateBancorp, Inc.	164,036	4,840,702
Regional Management Corp. (a)	194,866	3,312,722
Sandy Spring Bancorp, Inc.	111,086	2,684,949
TCF Financial Corp.	305,852	4,832,462
Texas Capital Bancshares, Inc. (a)	64,433	3,478,093

		$39,613,003
Pollution Control - 1.2%
Progressive Waste Solutions Ltd.	161,916	$4,185,529

Railroad & Shipping - 1.3%
Diana Shipping, Inc. (a)	397,237	$4,226,602

Real Estate - 6.6%
BioMed Realty Trust, Inc., REIT	186,230	$4,180,864
Corporate Office Properties Trust, REIT	178,996	5,079,906
EPR Properties, REIT	78,360	4,459,468
Hatteras Financial Corp., REIT	210,486	4,188,671
Select Income, REIT	143,609	4,006,691

		$21,915,600
Specialty Chemicals - 2.5%
Kronos Worldwide, Inc.	117,120	$1,851,667
Taminco Corp. (a)	133,895	3,206,785
Tronox Ltd., “A”	111,951	3,398,832

		$8,457,284

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 5.8%
Burlington Stores, Inc. (a)	71,580	$2,553,259
Children’s Place, Inc.	71,612	3,849,861
Citi Trends, Inc. (a)	77,735	1,808,116
Express, Inc. (a)	205,714	3,567,081
Gordmans Stores, Inc.	353,776	1,252,367
Kirkland’s, Inc. (a)	164,099	2,925,885
Rent-A-Center, Inc.	116,058	3,233,376
Tilly’s, Inc. (a)	11,644	94,899

		$19,284,844
Trucking - 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	50,185	$1,678,688
Celadon Group, Inc.	103,607	2,169,531
Marten Transport Ltd.	126,130	2,497,374

		$6,345,593
Utilities - Electric Power - 2.0%
El Paso Electric Co.	86,713	$3,411,289
Great Plains Energy, Inc.	133,529	3,427,689

		$6,838,978
Total Common Stocks (Identified Cost, $273,789,765)		$325,101,437

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	7,550,880	$7,550,880

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.15%, at Cost and Net Asset Value (j)	162,279	$162,279
Total Investments (Identified Cost, $281,502,924)		$332,814,596

Other Assets, Less Liabilities - 0.5%		1,632,146
Net Assets - 100.0%		$334,446,742

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $273,952,044)	$325,263,716
Underlying affiliated funds, at cost and value	7,550,880
Total investments, at value, including $155,788 of securities on loan (identified cost, $281,502,924)	$332,814,596
Receivables for
Investments sold	1,684,502
Fund shares sold	244,539
Interest and dividends	369,997
Other assets	49,716
Total assets	$335,163,350
Liabilities
Payable for fund shares reacquired	$260,335
Collateral for securities loaned, at value	162,279
Payable to affiliates
Investment adviser	3,379
Shareholder servicing costs	251,878
Distribution and service fees	1,008
Payable for independent Trustees’ compensation	135
Accrued expenses and other liabilities	37,594
Total liabilities	$716,608
Net assets	$334,446,742
Net assets consist of
Paid-in capital	$270,422,077
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,311,571
Accumulated net realized gain (loss) on investments and foreign currency	12,072,202
Undistributed net investment income	640,892
Net assets	$334,446,742
Shares of beneficial interest outstanding	25,258,946

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$16,557,337	1,255,981	$13.18
Class B	1,245,747	95,808	13.00
Class C	3,581,388	276,032	12.97
Class I	9,893,265	747,281	13.24
Class R1	293,339	22,558	13.00
Class R2	507,564	38,529	13.17
Class R3	591,403	44,769	13.21
Class R4	217,874	16,442	13.25
Class R5	301,558,825	22,761,546	13.25

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.98 [100 / 94.25 x $13.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,543,360
Interest	33,318
Dividends from underlying affiliated funds	2,561
Foreign taxes withheld	(18,200)
Total investment income	$2,561,039
Expenses
Management fee	$1,463,871
Distribution and service fees	49,524
Shareholder servicing costs	352,595
Administrative services fee	25,387
Independent Trustees’ compensation	4,675
Custodian fee	20,699
Shareholder communications	6,642
Audit and tax fees	25,924
Legal fees	1,296
Miscellaneous	69,270
Total expenses	$2,019,883
Fees paid indirectly	(12)
Reduction of expenses by investment adviser and distributor	(124,751)
Net expenses	$1,895,120
Net investment income	$665,919
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,719,627
Foreign currency	(2,953)
Net realized gain (loss) on investments and foreign currency	$12,716,674
Change in unrealized appreciation (depreciation)
Investments	$(5,225,331)
Translation of assets and liabilities in foreign currencies	121
Net unrealized gain (loss) on investments and foreign currency translation	$(5,225,210)
Net realized and unrealized gain (loss) on investments and foreign currency	$7,491,464
Change in net assets from operations	$8,157,383

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/14	Year ended 2/28/14
Change in net assets	(unaudited)
From operations
Net investment income	$665,919	$1,172,994
Net realized gain (loss) on investments and foreign currency	12,716,674	31,173,324
Net unrealized gain (loss) on investments and foreign currency translation	(5,225,210)	31,661,208
Change in net assets from operations	$8,157,383	$64,007,526
Distributions declared to shareholders
From net investment income	$—	$(1,080,227)
From net realized gain on investments	(8,491,094)	(23,479,772)
Total distributions declared to shareholders	$(8,491,094)	$(24,559,999)
Change in net assets from fund share transactions	$24,322,373	$57,814,112
Total change in net assets	$23,988,662	$97,261,639
Net assets
At beginning of period	310,458,080	213,196,441
At end of period (including undistributed net investment income of $640,892 and accumulated distributions in excess of net investment income of $25,027, respectively)	$334,446,742	$310,458,080

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class A			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.24		$11.37	$10.27	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.06	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		3.02	1.69	0.30
Total from investment operations	$0.29		$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.07)	$(0.03)
From net realized gain on investments	(0.35)		(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.17)	$(0.65)	$(0.04)
Net asset value, end of period (x)	$13.18		$13.24	$11.37	$10.27
Total return (%) (r)(s)(t)(x)	2.23	(n)	27.39	18.04	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.59	1.39	1.25	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.34	1.25	(a)
Net investment income	0.12	(a)	0.14	0.53	0.17	(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$16,557		$19,101	$4,596	$1,872

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class B			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.11		$11.33	$10.24	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		3.00	1.69	0.29
Total from investment operations	$0.24		$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net realized gain on investments	$(0.35)		$(1.14)	$(0.58)	$(0.01)
Net asset value, end of period (x)	$13.00		$13.11	$11.33	$10.24
Total return (%) (r)(s)(t)(x)	1.87	(n)	26.40	17.24	2.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.33	2.14	2.01	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	2.08	2.01	(a)
Net investment loss	(0.64	)(a)	(0.60)	(0.17)	(0.57	)(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$1,246		$954	$353	$200

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class C			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.09		$11.31	$10.24	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		3.00	1.69	0.29
Total from investment operations	$0.23		$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$(0.00	)(w)
From net realized gain on investments	(0.35)		(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.14)	$(0.60)	$(0.01)
Net asset value, end of period (x)	$12.97		$13.09	$11.31	$10.24
Total return (%) (r)(s)(t)(x)	1.80	(n)	26.46	17.22	2.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.34	2.15	2.01	(a)
Expenses after expense reductions (f)	2.19	(a)	2.20	2.09	2.01	(a)
Net investment loss	(0.62	)(a)	(0.61)	(0.22)	(0.53	)(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$3,581		$3,043	$691	$182

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class I			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.28		$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		3.03	1.67	0.30
Total from investment operations	$0.31		$3.08	$1.78	$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	(0.35)		(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$13.24		$13.28	$11.39	$10.28
Total return (%) (r)(s)(x)	2.38	(n)	27.71	18.35	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.33	1.02	1.01	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	1.02	1.01	(a)
Net investment income	0.36	(a)	0.41	1.04	0.47	(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$9,893		$7,464	$1,633	$163,585

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28			Period ended 2/29/12 (c)
Class R1			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.12		$11.34	$10.25		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		2.99	1.68		0.30
Total from investment operations	$0.23		$2.92	$1.67		$0.26
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—
From net realized gain on investments	(0.35)		(1.14)	(0.58)		(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.14)	$(0.58)		$(0.01)
Net asset value, end of period (x)	$13.00		$13.12	$11.34		$10.25
Total return (%) (r)(s)(x)	1.79	(n)	26.39	17.25		2.66	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.32	2.13		2.01	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	2.08		2.01	(a)
Net investment loss	(0.63	)(a)	(0.59)	(0.14)		(0.56	)(a)
Portfolio turnover	28	(n)	55	67		56	(n)
Net assets at end of period (000 omitted)	$293		$288	$148		$103

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28			Period ended 2/29/12 (c)
Class R2			2014		2013
	(unaudited)
Net asset value, beginning of period	$13.25		$11.39		$10.27	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)		$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		3.01		1.70	0.29
Total from investment operations	$0.27		$3.00		$1.74	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.04)	$(0.01)
From net realized gain on investments	(0.35)		(1.14)		(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.14)		$(0.62)	$(0.02)
Net asset value, end of period (x)	$13.17		$13.25		$11.39	$10.27
Total return (%) (r)(s)(x)	2.08	(n)	27.01		17.92	2.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.83		1.63	1.51	(a)
Expenses after expense reductions (f)	1.70	(a)	1.70		1.58	1.51	(a)
Net investment income (loss)	(0.13	)(a)	(0.09)		0.34	(0.06	)(a)
Portfolio turnover	28	(n)	55		67	56	(n)
Net assets at end of period (000 omitted)	$508		$488		$137	$105

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class R3			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.27		$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		3.02	1.70	0.30
Total from investment operations	$0.29		$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.06)	$(0.02)
From net realized gain on investments	(0.35)		(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.16)	$(0.64)	$(0.03)
Net asset value, end of period (x)	$13.21		$13.27	$11.39	$10.28
Total return (%) (r)(s)(x)	2.23	(n)	27.38	18.08	3.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.58	1.40	1.26	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.34	1.26	(a)
Net investment income	0.12	(a)	0.15	0.47	0.19	(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$591		$513	$215	$103

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28		Period ended 2/29/12 (c)
Class R4			2014	2013
	(unaudited)
Net asset value, beginning of period	$13.29		$11.40	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.09	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		3.03	1.70	0.30
Total from investment operations	$0.31		$3.08	$1.79	$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	(0.35)		(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$13.25		$13.29	$11.40	$10.28
Total return (%) (r)(s)(x)	2.38	(n)	27.66	18.46	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.32	1.12	1.01	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	1.08	1.01	(a)
Net investment income	0.36	(a)	0.42	0.85	0.44	(a)
Portfolio turnover	28	(n)	55	67	56	(n)
Net assets at end of period (000 omitted)	$218		$156	$122	$103

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/14		Years ended 2/28
Class R5			2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$13.28		$11.40	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		3.01	1.71
Total from investment operations	$0.32		$3.07	$1.76
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)
From net realized gain on investments	(0.35)		(1.14)	(0.37)
Total distributions declared to shareholders	$(0.35)		$(1.19)	$(0.46)
Net asset value, end of period (x)	$13.25		$13.28	$11.40
Total return (%) (r)(s)(x)	2.46	(n)	27.66	18.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.26	1.12	(a)
Expenses after expense reductions (f)	1.13	(a)	1.15	1.09	(a)
Net investment income	0.45	(a)	0.48	0.76	(a)
Portfolio turnover	28	(n)	55	67
Net assets at end of period (000 omitted)	$301,559		$278,450	$205,301

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

23

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

24

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$325,101,437	$—	$—	$325,101,437
Mutual Funds	7,713,159	—	—	7,713,159
Total Investments	$332,814,596	$—	$—	$332,814,596

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $155,788 and a related liability of $162,279 for cash collateral received on securities loaned, both

25

Notes to Financial Statements (unaudited) – continued

of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

26

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/14
Ordinary income (including any short-term capital gains)	$10,239,803
Long-term capital gains	14,320,196
Total distributions	$24,559,999

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/14
Cost of investments	$282,206,822
Gross appreciation	60,156,513
Gross depreciation	(9,548,739)
Net unrealized appreciation (depreciation)	$50,607,774

As of 2/28/14
Undistributed ordinary income	3,972,815
Undistributed long-term capital gain	4,504,858
Late year ordinary loss deferral	(25,027)
Other temporary differences	(222)
Net unrealized appreciation (depreciation)	55,905,952

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

27

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/14	Year ended 2/28/14	Six months ended 8/31/14	Year ended 2/28/14
Class A	$—	$34,129	$528,165	$1,291,858
Class B	—	—	26,560	67,226
Class C	—	—	85,394	204,446
Class I	—	19,162	233,320	441,897
Class R1	—	—	7,483	21,801
Class R2	—	89	12,725	37,067
Class R3	—	730	14,545	37,053
Class R4	—	490	4,236	12,321
Class R5	—	1,025,627	7,578,666	21,366,103
Total	$—	$1,080,227	$8,491,094	$23,479,772

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2014, this management fee reduction amounted to $7,107, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.45%	2.20%	2.20%	1.20%	2.20%	1.70%	1.45%	1.20%	1.16%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2016. For the six months ended August 31, 2014, this reduction amounted to $117,012 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,390 for the six months ended August 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$24,339
Class B	0.75%	0.25%	1.00%	1.00%	5,315
Class C	0.75%	0.25%	1.00%	0.99%	16,496
Class R1	0.75%	0.25%	1.00%	1.00%	1,444
Class R2	0.25%	0.25%	0.50%	0.50%	1,236
Class R3	—	0.25%	0.25%	0.25%	694
Total Distribution and Service Fees					$49,524

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2014, this rebate amounted to $184, $6, and $114 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

29

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2014, were as follows:

Amount
Class A	$322
Class B	1,629
Class C	886

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2014, the fee was $5,234, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,217.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2014, these costs for the fund amounted to $332,144 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2014 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

30

Notes to Financial Statements (unaudited) – continued

respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended August 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $628 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $328, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,421 shares of Class R5 for an aggregate amount of $134,952. At August 31, 2014, MFS held approximately 53% and 73% of the outstanding shares of Class R1 and Class R4, respectively.

(4) Portfolio Securities

For the six months ended August 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $101,238,453 and $87,018,475, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	306,714	$4,038,793	1,200,327	$15,282,295
Class B	26,928	348,503	43,127	541,707
Class C	58,458	757,971	189,466	2,375,617
Class I	259,766	3,430,045	436,223	5,492,740
Class R1	1,476	19,192	7,521	89,438
Class R2	1,326	17,416	25,353	317,789
Class R3	8,052	105,642	18,740	234,145
Class R4	4,348	57,168	—	—
Class R5	1,769,413	23,046,088	2,450,057	30,086,802
	2,436,481	$31,820,818	4,370,814	$54,420,533

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/14		Year ended 2/28/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	40,881	$523,684	105,478	$1,321,262
Class B	2,041	25,838	5,212	64,757
Class C	6,745	85,194	16,443	203,831
Class I	17,925	230,512	35,966	451,412
Class R1	591	7,483	1,756	21,801
Class R2	993	12,725	2,965	37,156
Class R3	1,133	14,545	3,014	37,783
Class R4	329	4,236	1,021	12,811
Class R5	588,863	7,578,666	1,785,649	22,391,730
	659,501	$8,482,883	1,957,504	$24,542,543

Shares reacquired
Class A	(534,174)	$(7,000,177)	(267,315)	$(3,428,441)
Class B	(5,931)	(76,214)	(6,671)	(83,294)
Class C	(21,684)	(281,495)	(34,507)	(427,723)
Class I	(92,411)	(1,180,261)	(53,487)	(683,088)
Class R1	(1,504)	(19,733)	(352)	(4,333)
Class R2	(628)	(8,250)	(3,523)	(45,302)
Class R3	(3,083)	(40,284)	(1,969)	(25,314)
Class R5	(556,685)	(7,374,914)	(1,291,091)	(16,451,469)
	(1,216,100)	$(15,981,328)	(1,658,915)	$(21,148,964)

Net change
Class A	(186,579)	$(2,437,700)	1,038,490	$13,175,116
Class B	23,038	298,127	41,668	523,170
Class C	43,519	561,670	171,402	2,151,725
Class I	185,280	2,480,296	418,702	5,261,064
Class R1	563	6,942	8,925	106,906
Class R2	1,691	21,891	24,795	309,643
Class R3	6,102	79,903	19,785	246,614
Class R4	4,677	61,404	1,021	12,811
Class R5	1,801,591	23,249,840	2,944,615	36,027,063
	1,879,882	$24,322,373	4,669,403	$57,814,112

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 31%, 29%, 13%, 9%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS

32

Notes to Financial Statements (unaudited) – continued

Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2014, the fund’s commitment fee and interest expense were $595 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,909,737	55,429,106	(54,787,963)	7,550,880

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,561	$7,550,880

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

34

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on May 26, 2011 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

35

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the its advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

36

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.